                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-04801
                                   ---------------------------------------------

                             SunAmerica Equity Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
--------------------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                 John T. Genoy
                             Senior Vice President
                       SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414
                                                   -----------------------------

Date of fiscal year end: September 30
                        --------------------------

Date of reporting period:   March 31, 2011
                         -------------------------

Item 1. Reports to Stockholders

                                    [GRAPHIC]




                                                        SEMI-ANNUAL REPORT 2011

SUNAMERICA
Equity Funds

        MARCH 31, 2011                                        SEMI-ANNUAL REPORT

SUNAMERICA EQUITY FUNDS

SUNAMERICA INTERNATIONAL EQUITY FUND (SIEAX)

SUNAMERICA VALUE FUND (SSVAX)

SUNAMERICA INTERNATIONAL SMALL-CAP FUND (SAESX)

                        TABLE OF CONTENTS


        SHAREHOLDER LETTER..........................................  2
        EXPENSE EXAMPLE.............................................  4
        STATEMENT OF ASSETS AND LIABILITIES.........................  6
        STATEMENT OF OPERATIONS.....................................  8
        STATEMENT OF CHANGES IN NET ASSETS..........................  9
        FINANCIAL HIGHLIGHTS........................................ 10
        PORTFOLIO OF INVESTMENTS.................................... 13
        NOTES TO FINANCIAL STATEMENTS............................... 25

        SHAREHOLDER LETTER -- (UNAUDITED)

Dear Shareholders,

We are pleased to present this semi-annual update for the SunAmerica Equity Funds for the six months ended March 31, 2011--a period wherein volatility was high but equity markets, both in the U.S. and internationally, rewarded investors with solid returns.

During the first half of the semi-annual period, favorable valuations, rising corporate earnings and an increase in merger and acquisition activity all supported gains. So, too, did the formal announcement in November 2010 that the U.S. Federal Reserve Board would begin a second round of quantitative easing wherein it would purchase $600 billion in Treasury securities by mid-2011 to pump cash into the economy. While controversial, there were already signs by the end of 2010 that the program had given the U.S. economy a boost. Still, the fourth calendar quarter of 2010 could be characterized as climbing a wall of worry. After a great September/October rally, there was some skepticism that the U.S. equity market could continue its gains into the end of the year. International equity markets were, perhaps, under an even greater cloud of doubt. Inflationary threats in the emerging markets, a flair-up of sovereign debt concerns in Europe as Ireland became the second nation on the continent to require a rescue package in order to keep its banks from failing, and uncertainty regarding the outcome of the mid-term elections and the possible tax cut extensions in the U.S. all contributed to investor concerns. Subsequently, however, investors grew more comfortable with prospects for economic growth in 2011, and the S&P 500(R) Index*, a broad measure of U.S. equities, enjoyed its best December performance since 1991. For the quarter ended December 31, 2010, the S&P 500 Index gained 10.76%, while the MSCI All Country (AC) World ex-U.S. Index*, a broad measure of international equities, advanced 7.25% for the same period.

In the early months of 2011, uncertainty and turmoil appeared to dominate globally. There was widespread political upheaval in the Middle East and North Africa, a series of natural and nuclear disasters in Japan, political debate over collective bargaining rights in Wisconsin and the possible repeal of health care reform in Washington D.C. Yet, while caution remained, heightened investor risk aversion and a rush to the U.S. dollar were short-lived. Signals that U.S. economic growth was firming helped offset the impact of global and domestic events and provided a significant boost to the equity markets overall. Investors' more benign response to major macro events than might have been anticipated was further supported by a positive trajectory in corporate earnings and cash flows, merger and acquisition activity, a sense that moderate inflation might actually be good for corporate America and near-record low yields in the fixed income market. For the first quarter of 2011, the S&P 500 Index gained 5.92%, while the MSCI AC World ex-U.S. Index advanced a more muted 3.49%.

For the semi-annual period overall, the S&P 500 Index returned 17.31%. International developed market equities lagged the U.S. equity market but still produced solid gains, with the MSCI AC World ex-U.S. Index returning 10.99% for the six months ended March 31, 2011.

Against this backdrop, each of the SunAmerica Equity Funds generated positive double-digit gains during the semi-annual period. On the following pages, you will find detailed financial statements and portfolio information for each of the SunAmerica Equity Funds.

We thank you for being a part of the SunAmerica Equity Funds. We value your ongoing confidence in us and look forward to serving your investment needs in the future. As always, if you have any questions regarding your investments, please contact your financial adviser or get in touch with us directly at 800-858-8850 or www.sunamericafunds.com.

Sincerely,

THE SUNAMERICA EQUITY FUNDS INVESTMENT PROFESSIONALS

  Steve Neimeth      Ben Barrett        Robin Thorn        Chantal Brennan
  Sarah Kallok       Karen Forte        Carla Garcia       Elizabeth Soon
  Mike Beaulieu      Chris Kagaoan      Kenji Noumura      Midori Katsumi
  Kara Murphy                           Anna Lunden




--------
Past performance is no guarantee of future results.

* The S&P 500 INDEX is Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of U.S. common stock prices. The MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) ALL COUNTRY (AC) WORLD EX-U.S. INDEX is a free float-adjusted market capitalization-weighted index designed to measure the equity market performance of 47 global developed and emerging markets, excluding the U.S. Indices are not managed and an investor cannot invest directly in an index.

        SUNAMERICA EQUITY FUNDS
        EXPENSE EXAMPLE -- MARCH 31, 2011 -- (UNAUDITED)

DISCLOSURE OF PORTFOLIO EXPENSES IN SHAREHOLDER REPORTS

As a shareholder of a fund (each, a "Fund" and collectively, the "Funds") in the SunAmerica Equity Funds (the "Trust"), you may incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges, redemption fees (applicable to Class A shares of SunAmerica International Equity Fund and SunAmerica International Small-Cap Fund only) and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. The Example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at October 1, 2010 and held until March 31, 2011.

ACTUAL EXPENSES

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended March 31, 2011" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I and Class Z, the "Expenses Paid During the Six Months Ended March 31, 2011" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended March 31, 2011" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus, your retirement plan document and/or materials from your financial adviser, for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended March 31, 2011" column would have been higher and the "Ending Account Value" would have been lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class I and Class Z the "Expenses Paid During the Six Months Ended March 31, 2011" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended March 31, 2011" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus, your retirement plan document and/or materials from your financial adviser, for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended March 31, 2011" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges, redemption fees (applicable to Class A shares of SunAmerica International Equity Fund and SunAmerica International Small-Cap Fund only); small account fees and administrative fees, if applicable to your account. Please refer to the Fund's prospectus, your retirement plan document and/or materials from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SUNAMERICA EQUITY FUNDS
        EXPENSE EXAMPLE -- MARCH 31, 2011 -- (UNAUDITED) (CONTINUED)


                                               ACTUAL                                 HYPOTHETICAL
                              ----------------------------------------- -----------------------------------------
                                                                                      ENDING ACCOUNT
                                            ENDING ACCOUNT EXPENSE PAID                VALUE USING   EXPENSE PAID
                                             VALUE USING    DURING THE                A HYPOTHETICAL  DURING THE   EXPENSE
                                BEGINNING       ACTUAL      SIX MONTHS    BEGINNING     5% ASSUMED    SIX MONTHS    RATIO
                              ACCOUNT VALUE   RETURN AT       ENDED     ACCOUNT VALUE   RETURN AT       ENDED       AS OF
                              AT OCTOBER 1,   MARCH 31,     MARCH 31,   AT OCTOBER 1,   MARCH 31,     MARCH 31,   MARCH 31,
FUND                              2010           2011          2011         2010           2011          2011       2011*
----                          ------------- -------------- ------------ ------------- -------------- ------------ ---------
INTERNATIONAL EQUITY FUND
  Class A....................   $1,000.00     $1,111.59       $ 9.63      $1,000.00     $1,015.81       $ 9.20      1.83%
  Class B#...................   $1,000.00     $1,106.95       $13.40      $1,000.00     $1,012.22       $12.79      2.55%
  Class C#...................   $1,000.00     $1,106.13       $13.39      $1,000.00     $1,012.22       $12.79      2.55%
  Class I#...................   $1,000.00     $1,111.83       $ 9.48      $1,000.00     $1,015.96       $ 9.05      1.80%
VALUE FUND@
  Class A#...................   $1,000.00     $1,170.57       $ 8.06      $1,000.00     $1,017.50       $ 7.49      1.49%
  Class B#...................   $1,000.00     $1,164.75       $12.31      $1,000.00     $1,013.56       $11.45      2.28%
  Class C#...................   $1,000.00     $1,165.87       $12.31      $1,000.00     $1,013.56       $11.45      2.28%
  Class Z#...................   $1,000.00     $1,174.44       $ 4.72      $1,000.00     $1,020.59       $ 4.38      0.87%
INTERNATIONAL SMALL-CAP FUND
  Class A#...................   $1,000.00     $1,108.19       $ 9.99      $1,000.00     $1,015.46       $ 9.55      1.90%
  Class B#...................   $1,000.00     $1,105.46       $13.39      $1,000.00     $1,012.22       $12.79      2.55%
  Class C#...................   $1,000.00     $1,104.34       $13.38      $1,000.00     $1,012.22       $12.79      2.55%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days divided by 365 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, redemption fees (International Equity Fund and International Small-Cap Fund only), small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus, your retirement plan documents and/or materials from your financial advisor for more information.
# During the stated period, the investment advisor either waived a portion of or all of the fees and assumed a portion of or all expenses for the Funds or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended March 31, 2011" and the "Expense Ratios" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended March 31, 2011" and "Expense Ratios" would have been lower.
@ Through expense offset arrangements resulting from broker commission recapture, a portion of the Fund's expenses have been reduced. Had the expense reductions been applied, the Expense Example would have been as follows:

                             ACTUAL                                 HYPOTHETICAL
            ----------------------------------------- -----------------------------------------
                                                                    ENDING ACCOUNT
                          ENDING ACCOUNT EXPENSE PAID                VALUE USING   EXPENSE PAID
                           VALUE USING    DURING THE                A HYPOTHETICAL  DURING THE   EXPENSE
              BEGINNING       ACTUAL      SIX MONTHS    BEGINNING     5% ASSUMED    SIX MONTHS    RATIO
            ACCOUNT VALUE   RETURN AT       ENDED     ACCOUNT VALUE   RETURN AT       ENDED       AS OF
            AT OCTOBER 1,   MARCH 31,     MARCH 31,   AT OCTOBER 1,   MARCH 31,     MARCH 31,   MARCH 31,
FUND            2010           2011          2011         2010           2011          2011       2011*
----        ------------- -------------- ------------ ------------- -------------- ------------ ---------
VALUE FUND
  Class A#.   $1,000.00     $1,170.57       $ 8.06      $1,000.00     $1,017.50       $ 7.49      1.49%
  Class B#.   $1,000.00     $1,164.75       $12.31      $1,000.00     $1,013.56       $11.45      2.28%
  Class C#.   $1,000.00     $1,165.87       $12.31      $1,000.00     $1,013.56       $11.45      2.28%
  Class Z#.   $1,000.00     $1,174.44       $ 4.72      $1,000.00     $1,020.59       $ 4.38      0.87%

        SUNAMERICA EQUITY FUNDS
        STATEMENT OF ASSETS AND LIABILITIES -- MARCH 31, 2011 -- (UNAUDITED)

                                                                       INTERNATIONAL               INTERNATIONAL
                                                                          EQUITY         VALUE       SMALL-CAP
                                                                           FUND          FUND          FUND
                                                                       ------------- ------------  -------------
ASSETS:
Investments at value (unaffiliated)*.................................. $128,824,372  $164,893,628   $43,777,922
Repurchase agreements (cost approximates value).......................    2,731,000     2,075,000            --
                                                                       ------------  ------------   -----------
 Total investments....................................................  131,555,372   166,968,628    43,777,922
                                                                       ------------  ------------   -----------
Cash..................................................................          492           238           406
Foreign cash*.........................................................    1,846,178            --       223,519
Receivable for:
 Fund shares sold.....................................................       61,163         4,280        31,766
 Dividends and interest...............................................      735,796       176,907       145,835
 Investments sold.....................................................    3,022,691     6,970,057     1,051,863
Prepaid expenses and other assets.....................................          676         9,122           298
Due from investment adviser for expense reimbursements/fee waivers....          451         1,575        19,080
                                                                       ------------  ------------   -----------
Total assets..........................................................  137,222,819   174,130,807    45,250,689
                                                                       ------------  ------------   -----------
LIABILITIES:
Payable for:
 Fund shares redeemed.................................................      214,020       135,408       113,193
 Investments purchased................................................    5,283,254     7,873,031       202,503
 Investment advisory and management fees..............................      109,963       105,076        42,839
 Distribution and service maintenance fees............................       53,101        66,391        14,000
 Transfer agent fees and expenses.....................................       33,925        49,956         9,882
 Trustees' fees and expenses..........................................        3,487         6,291           702
 Other accrued expenses...............................................      167,546       111,718        69,440
 Accrued foreign tax on capital gains.................................           --            --        29,424
                                                                       ------------  ------------   -----------
Total liabilities.....................................................    5,865,296     8,347,871       481,983
                                                                       ------------  ------------   -----------
Net assets............................................................ $131,357,523  $165,782,936   $44,768,706
                                                                       ============  ============   ===========
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $0.01 par value........................ $    101,633  $    129,222   $    45,652
Paid-in capital.......................................................  215,785,463   236,278,282    31,887,510
                                                                       ------------  ------------   -----------
                                                                        215,887,096   236,407,504    31,933,162
Accumulated undistributed net investment income (loss)................     (948,231)      308,017    (2,596,682)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short, and
 foreign exchange transactions........................................  (92,744,287)  (85,883,874)    8,130,738
Unrealized appreciation (depreciation) on investments.................    9,118,045    14,951,289     7,326,666
Unrealized foreign exchange gain (loss) on other assets and
 liabilities..........................................................       44,900            --         4,246
Accrued capital gains tax on unrealized appreciation (depreciation)...           --            --       (29,424)
                                                                       ------------  ------------   -----------
Net assets............................................................ $131,357,523  $165,782,936   $44,768,706
                                                                       ============  ============   ===========
*Cost
 Investments (unaffiliated)........................................... $119,706,327  $149,942,339   $36,451,256
                                                                       ============  ============   ===========
 Foreign cash......................................................... $  1,851,330  $         --   $   222,803
                                                                       ============  ============   ===========

See Notes to Financial Statements

        SUNAMERICA EQUITY FUNDS
        STATEMENT OF ASSETS AND LIABILITIES -- MARCH 31, 2011 -- (UNAUDITED) (CONTINUED)

                                                                       INTERNATIONAL              INTERNATIONAL
                                                                          EQUITY        VALUE       SMALL-CAP
                                                                           FUND         FUND          FUND
                                                                       ------------- ------------ -------------
CLASS A (UNLIMITED SHARES AUTHORIZED):
Net assets............................................................ $101,933,105  $134,023,747  $42,995,152
Shares of beneficial interest issued and outstanding..................    7,748,428    10,312,449    4,380,772
Net asset value and redemption price per share........................ $      13.16  $      13.00  $      9.81
Maximum sales charge (5.75% of offering price)........................         0.80          0.79         0.60
                                                                       ------------  ------------  -----------
Maximum offering price to public...................................... $      13.96  $      13.79  $     10.41
                                                                       ============  ============  ===========
CLASS B (UNLIMITED SHARES AUTHORIZED):
Net assets............................................................ $  7,823,791  $ 10,517,219  $   421,055
Shares of beneficial interest issued and outstanding..................      646,071       864,749       43,767
Net asset value and redemption price per share (excluding any
 applicable contingent deferred sales charge)......................... $      12.11  $      12.16  $      9.62
                                                                       ============  ============  ===========
CLASS C (UNLIMITED SHARES AUTHORIZED):
Net assets............................................................ $ 19,193,191  $ 21,044,828  $ 1,352,499
Shares of beneficial interest issued and outstanding..................    1,587,152     1,730,641      140,693
Net asset value and redemption price per share (excluding any
 applicable contingent deferred sales charge)......................... $      12.09  $      12.16  $      9.61
                                                                       ============  ============  ===========
CLASS I (UNLIMITED SHARES AUTHORIZED):
Net assets............................................................ $  2,407,436  $         --  $        --
Shares of beneficial interest issued and outstanding..................      181,621            --           --
Net asset value and redemption price per share........................ $      13.26  $         --  $        --
                                                                       ============  ============  ===========
CLASS Z (UNLIMITED SHARES AUTHORIZED):
Net assets............................................................ $         --  $    197,142  $        --
Shares of beneficial interest issued and outstanding..................           --        14,405           --
Net asset value and redemption price per share........................ $         --  $      13.69  $        --
                                                                       ============  ============  ===========

See Notes to Financial Statements

        SUNAMERICA EQUITY FUNDS
        STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS ENDED MARCH 31, 2011 -- (UNAUDITED)

                                                                                                               INTERNATIONAL
                                                                                                                  EQUITY
                                                                                                                   FUND
                                                                                                               -------------
INVESTMENT INCOME:
  Dividends (unaffiliated)....................................................................................  $ 1,232,620
  Interest (unaffiliated).....................................................................................           52
                                                                                                                -----------
   Total investment income*...................................................................................    1,232,672
                                                                                                                -----------
EXPENSES:
  Investment advisory and management fees.....................................................................      662,699
  Distribution and service maintenance fees:
   Class A....................................................................................................      178,171
   Class B....................................................................................................       42,141
   Class C....................................................................................................       98,706
  Service fees Class I........................................................................................        3,198
  Transfer agent fees and expenses:
   Class A....................................................................................................      121,572
   Class B....................................................................................................       11,950
   Class C....................................................................................................       24,807
   Class I....................................................................................................        2,891
  Registration fees:
   Class A....................................................................................................        9,704
   Class B....................................................................................................        5,456
   Class C....................................................................................................        8,812
   Class I....................................................................................................          441
  Custodian and accounting fees...............................................................................       75,333
  Reports to shareholders.....................................................................................       27,917
  Audit and tax fees..........................................................................................       22,334
  Legal fees..................................................................................................        2,739
  Trustees' fees and expenses.................................................................................        7,569
  Interest expense............................................................................................          174
  Other expenses..............................................................................................       14,004
                                                                                                                -----------
   Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees
    paid indirectly...........................................................................................    1,320,618
   Net (Fees waived and expenses reimbursed)/recouped by investment adviser (Note 4)..........................       (4,523)
   Custody credits earned on cash balances....................................................................          (76)
   Fees paid indirectly (Note 5)..............................................................................           --
                                                                                                                -----------
   Net expenses...............................................................................................    1,316,019
                                                                                                                -----------
Net investment income (loss)..................................................................................      (83,347)
                                                                                                                -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**......................................................   15,703,042
Net realized foreign exchange gain (loss) on other assets and liabilities.....................................     (108,874)
                                                                                                                -----------
Net realized gain (loss) on investments and foreign currencies................................................   15,594,168
                                                                                                                -----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)................................   (1,621,527)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities.............................       17,228
Change in accrued capital gains tax on unrealized appreciation (depreciation).................................           --
                                                                                                                -----------
Net unrealized gain (loss) on investments and foreign currencies..............................................   (1,604,299)
                                                                                                                -----------
Net realized and unrealized gain (loss) on investments and foreign currencies.................................   13,989,869
                                                                                                                -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...............................................  $13,906,522
                                                                                                                ===========
--------
*Net of foreign withholding taxes on interest and dividends of................................................  $    61,325
                                                                                                                ===========
**Net of foreign withholding taxes on capital gains of........................................................  $        --
                                                                                                                ===========

                                                                                                                  VALUE
                                                                                                                  FUND
                                                                                                               -----------
INVESTMENT INCOME:
  Dividends (unaffiliated).................................................................................... $ 1,699,884
  Interest (unaffiliated).....................................................................................         288
                                                                                                               -----------
   Total investment income*...................................................................................   1,700,172
                                                                                                               -----------
EXPENSES:
  Investment advisory and management fees.....................................................................     631,300
  Distribution and service maintenance fees:
   Class A....................................................................................................     217,309
   Class B....................................................................................................      55,805
   Class C....................................................................................................     105,625
  Service fees Class I........................................................................................          --
  Transfer agent fees and expenses:
   Class A....................................................................................................     147,735
   Class B....................................................................................................      15,147
   Class C....................................................................................................      26,183
   Class I....................................................................................................          --
  Registration fees:
   Class A....................................................................................................      12,977
   Class B....................................................................................................       6,770
   Class C....................................................................................................      10,431
   Class I....................................................................................................          --
  Custodian and accounting fees...............................................................................      33,563
  Reports to shareholders.....................................................................................      28,249
  Audit and tax fees..........................................................................................      18,379
  Legal fees..................................................................................................       3,240
  Trustees' fees and expenses.................................................................................       9,336
  Interest expense............................................................................................       3,195
  Other expenses..............................................................................................      13,977
                                                                                                               -----------
   Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees
    paid indirectly...........................................................................................   1,339,221
   Net (Fees waived and expenses reimbursed)/recouped by investment adviser (Note 4)..........................       6,646
   Custody credits earned on cash balances....................................................................         (23)
   Fees paid indirectly (Note 5)..............................................................................      (3,490)
                                                                                                               -----------
   Net expenses...............................................................................................   1,342,354
                                                                                                               -----------
Net investment income (loss)..................................................................................     357,818
                                                                                                               -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**......................................................  15,861,116
Net realized foreign exchange gain (loss) on other assets and liabilities.....................................          --
                                                                                                               -----------
Net realized gain (loss) on investments and foreign currencies................................................  15,861,116
                                                                                                               -----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)................................  10,145,401
Change in unrealized foreign exchange gain (loss) on other assets and liabilities.............................          --
Change in accrued capital gains tax on unrealized appreciation (depreciation).................................          --
                                                                                                               -----------
Net unrealized gain (loss) on investments and foreign currencies..............................................  10,145,401
                                                                                                               -----------
Net realized and unrealized gain (loss) on investments and foreign currencies.................................  26,006,517
                                                                                                               -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS............................................... $26,364,335
                                                                                                               ===========
--------
*Net of foreign withholding taxes on interest and dividends of................................................ $        --
                                                                                                               ===========
**Net of foreign withholding taxes on capital gains of........................................................ $        --
                                                                                                               ===========

                                                                                                               INTERNATIONAL
                                                                                                                 SMALL-CAP
                                                                                                                   FUND
                                                                                                               -------------
INVESTMENT INCOME:
  Dividends (unaffiliated)....................................................................................  $   302,329
  Interest (unaffiliated).....................................................................................           51
                                                                                                                -----------
   Total investment income*...................................................................................      302,380
                                                                                                                -----------
EXPENSES:
  Investment advisory and management fees.....................................................................      266,874
  Distribution and service maintenance fees:
   Class A....................................................................................................       78,529
   Class B....................................................................................................        2,006
   Class C....................................................................................................        5,689
  Service fees Class I........................................................................................           --
  Transfer agent fees and expenses:
   Class A....................................................................................................       50,809
   Class B....................................................................................................        1,254
   Class C....................................................................................................        2,010
   Class I....................................................................................................           --
  Registration fees:
   Class A....................................................................................................        6,976
   Class B....................................................................................................        5,770
   Class C....................................................................................................        5,831
   Class I....................................................................................................           --
  Custodian and accounting fees...............................................................................       58,309
  Reports to shareholders.....................................................................................        1,253
  Audit and tax fees..........................................................................................       23,476
  Legal fees..................................................................................................        2,574
  Trustees' fees and expenses.................................................................................        3,094
  Interest expense............................................................................................          269
  Other expenses..............................................................................................       11,044
                                                                                                                -----------
   Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees
    paid indirectly...........................................................................................      525,767
   Net (Fees waived and expenses reimbursed)/recouped by investment adviser (Note 4)..........................      (79,843)
   Custody credits earned on cash balances....................................................................           (2)
   Fees paid indirectly (Note 5)..............................................................................           --
                                                                                                                -----------
   Net expenses...............................................................................................      445,922
                                                                                                                -----------
Net investment income (loss)..................................................................................     (143,542)
                                                                                                                -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**......................................................   12,757,515
Net realized foreign exchange gain (loss) on other assets and liabilities.....................................      (37,573)
                                                                                                                -----------
Net realized gain (loss) on investments and foreign currencies................................................   12,719,942
                                                                                                                -----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)................................   (7,168,159)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities.............................      (13,890)
Change in accrued capital gains tax on unrealized appreciation (depreciation).................................       32,215
                                                                                                                -----------
Net unrealized gain (loss) on investments and foreign currencies..............................................   (7,149,834)
                                                                                                                -----------
Net realized and unrealized gain (loss) on investments and foreign currencies.................................    5,570,108
                                                                                                                -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...............................................  $ 5,426,566
                                                                                                                ===========
--------
*Net of foreign withholding taxes on interest and dividends of................................................  $    14,614
                                                                                                                ===========
**Net of foreign withholding taxes on capital gains of........................................................  $    24,210
                                                                                                                ===========

See Notes to Financial Statements

        SUNAMERICA EQUITY FUNDS
        STATEMENT OF CHANGES IN NET ASSETS

                                                               INTERNATIONAL EQUITY FUND          VALUE FUND
                                                              --------------------------  --------------------------
                                                                 FOR THE                     FOR THE
                                                               SIX MONTHS                  SIX MONTHS
                                                                  ENDED     FOR THE YEAR      ENDED     FOR THE YEAR
                                                                MARCH 31,       ENDED       MARCH 31,       ENDED
                                                                  2011      SEPTEMBER 30,     2011      SEPTEMBER 30,
                                                               (UNAUDITED)      2010       (UNAUDITED)      2010
                                                              ------------  ------------- ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)............................... $    (83,347) $   (391,570) $    357,818  $    968,168
  Net realized gain (loss) on investments and foreign
   currencies................................................   15,594,168    12,323,421    15,861,116     7,514,242
  Net unrealized gain (loss) on investments and foreign
   currencies................................................   (1,604,299)   (8,459,627)   10,145,401    (3,879,263)
                                                              ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 operations..................................................   13,906,522     3,472,224    26,364,335     4,603,147
                                                              ------------  ------------  ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income (Class A)............................       (9,532)       (5,127)     (569,403)     (711,835)
  Net investment income (Class B)............................           --            --            --       (28,234)
  Net investment income (Class C)............................           --            --            --       (42,742)
  Net investment income (Class I)............................         (788)       (1,481)           --            --
  Net investment income (Class Z)............................           --            --      (248,232)     (209,196)
  Net realized gain on securities (Class A)..................           --            --            --            --
  Net realized gain on securities (Class B)..................           --            --            --            --
  Net realized gain on securities (Class C)..................           --            --            --            --
  Net realized gain on securities (Class I)..................           --            --            --            --
  Net realized gain on securities (Class Z)..................           --            --            --            --
  Return of capital (Class A)................................           --      (622,620)           --            --
  Return of capital (Class B)................................           --            --            --            --
  Return of capital (Class C)................................           --            --            --            --
  Return of capital (Class I)................................           --       (22,118)           --            --
  Return of capital (Class Z)................................           --            --            --            --
                                                              ------------  ------------  ------------  ------------
Total distributions to shareholders..........................      (10,320)     (651,346)     (817,635)     (992,007)
                                                              ------------  ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS (NOTE 8).................................  (14,706,052)  (35,878,997)  (38,832,166)   81,593,098
                                                              ------------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS......................     (809,850)  (33,058,119)  (13,285,466)   85,204,238

NET ASSETS:
Beginning of period..........................................  132,167,373   165,225,492   179,068,402    93,864,164
                                                              ------------  ------------  ------------  ------------
End of period+............................................... $131,357,523  $132,167,373  $165,782,936  $179,068,402
                                                              ============  ============  ============  ============
--------
+Includes accumulated undistributed net investment income
 (loss)...................................................... $   (948,231) $   (854,564) $    308,017  $    767,834
                                                              ============  ============  ============  ============

                                                              INTERNATIONAL SMALL-CAP FUND
                                                              --------------------------
                                                                 FOR THE
                                                               SIX MONTHS
                                                                  ENDED      FOR THE YEAR
                                                                MARCH 31,        ENDED
                                                                  2011       SEPTEMBER 30,
                                                               (UNAUDITED)       2010
                                                              ------------   -------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)............................... $   (143,542)  $   (155,035)
  Net realized gain (loss) on investments and foreign
   currencies................................................   12,719,942      8,765,057
  Net unrealized gain (loss) on investments and foreign
   currencies................................................   (7,149,834)    (1,321,781)
                                                              ------------   ------------
Net increase (decrease) in net assets resulting from
 operations..................................................    5,426,566      7,288,241
                                                              ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income (Class A)............................   (1,290,403)    (2,253,549)
  Net investment income (Class B)............................      (10,171)        (8,543)
  Net investment income (Class C)............................      (27,548)       (18,855)
  Net investment income (Class I)............................           --             --
  Net investment income (Class Z)............................           --             --
  Net realized gain on securities (Class A)..................           --             --
  Net realized gain on securities (Class B)..................           --             --
  Net realized gain on securities (Class C)..................           --             --
  Net realized gain on securities (Class I)..................           --             --
  Net realized gain on securities (Class Z)..................           --             --
  Return of capital (Class A)................................           --             --
  Return of capital (Class B)................................           --             --
  Return of capital (Class C)................................           --             --
  Return of capital (Class I)................................           --             --
  Return of capital (Class Z)................................           --             --
                                                              ------------   ------------
Total distributions to shareholders..........................   (1,328,122)    (2,280,947)
                                                              ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS (NOTE 8).................................  (18,935,951)   (14,929,491)
                                                              ------------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS......................  (14,837,507)    (9,922,197)

NET ASSETS:
Beginning of period..........................................   59,606,213     69,528,410
                                                              ------------   ------------
End of period+............................................... $ 44,768,706   $ 59,606,213
                                                              ============   ============
--------
+Includes accumulated undistributed net investment income
 (loss)...................................................... $ (2,596,682)  $ (1,125,018)
                                                              ============   ============

See Notes to Financial Statements

        SUNAMERICA EQUITY FUNDS
        FINANCIAL HIGHLIGHTS

                                                                      INTERNATIONAL EQUITY FUND
                                                                      -------------------------
                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENTS                        DISTRI-                        NET               NET
               ASSET      NET        (BOTH                DIVIDENDS  BUTIONS                       ASSET            ASSETS
               VALUE   INVESTMENT  REALIZED    TOTAL FROM  FROM NET   FROM   DISTRIBUTIONS  TOTAL  VALUE            END OF
             BEGINNING   INCOME       AND      INVESTMENT INVESTMENT CAPITAL  FROM RETURN  DISTRI- END OF   TOTAL   PERIOD
PERIOD ENDED OF PERIOD (LOSS)(1)  UNREALIZED)  OPERATIONS   INCOME    GAINS   OF CAPITAL   BUTIONS PERIOD RETURN(2) (000'S)
------------ --------- ---------- -----------  ---------- ---------- ------- ------------- ------- ------ --------- --------
                                                                               CLASS A
-
09/30/06      $13.04     $(0.01)    $ 2.81       $ 2.80     $   --   $   --     $   --     $   --  $15.84   21.47%  $ 62,190
09/30/07       15.84       0.02       3.94         3.96         --       --         --         --   19.80   25.00     75,408
09/30/08       19.80       0.17      (5.85)       (5.68)        --    (1.68)        --      (1.68)  12.44  (31.34)    46,384
09/30/09       12.44       0.10      (0.71)(5)    (0.61)     (0.22)      --      (0.03)     (0.25)  11.58   (4.28)   122,343
09/30/10       11.58      (0.01)      0.33         0.32      (0.00)      --      (0.06)     (0.06)  11.84    2.79    100,990
03/31/11(6)    11.84       0.00       1.32         1.32      (0.00)      --         --      (0.00)  13.16   11.16    101,933
                                                                               CLASS B
-
09/30/06      $12.31     $(0.11)    $ 2.65       $ 2.54     $   --   $   --     $   --     $   --  $14.85   20.63%  $ 21,240
09/30/07       14.85      (0.10)      3.69         3.59         --       --         --         --   18.44   24.18     20,509
09/30/08       18.44       0.04      (5.36)       (5.32)        --    (1.68)        --      (1.68)  11.44  (31.72)     9,279
09/30/09       11.44       0.03      (0.63)(5)    (0.60)     (0.09)      --      (0.03)     (0.12)  10.72   (4.85)    12,960
09/30/10       10.72      (0.09)      0.31         0.22         --       --         --         --   10.94    2.05      8,815
03/31/11(6)    10.94      (0.04)      1.21         1.17         --       --         --         --   12.11   10.69      7,824
                                                                               CLASS C
-
09/30/06      $12.29     $(0.11)    $ 2.66       $ 2.55     $   --   $   --     $   --     $   --  $14.84   20.75%  $ 21,646
09/30/07       14.84      (0.09)      3.67         3.58         --       --         --         --   18.42   24.12     26,683
09/30/08       18.42       0.05      (5.37)       (5.32)        --    (1.68)        --      (1.68)  11.42  (31.77)    14,221
09/30/09       11.42       0.03      (0.63)(5)    (0.60)     (0.09)      --      (0.03)     (0.12)  10.70   (4.86)    25,123
09/30/10       10.70      (0.09)      0.32         0.23         --       --         --         --   10.93    2.15     19,763
03/31/11(6)    10.93      (0.04)      1.20         1.16         --       --         --         --   12.09   10.61     19,193
                                                                               CLASS I
-
09/30/06      $13.12     $ 0.00     $ 2.84       $ 2.84     $   --   $   --     $   --     $   --  $15.96   21.65%  $  9,482
09/30/07       15.96       0.04       3.96         4.00         --       --         --         --   19.96   25.06      7,997
09/30/08       19.96       0.17      (5.89)       (5.72)        --    (1.68)        --      (1.68)  12.56  (31.29)     4,964
09/30/09       12.56       0.09      (0.70)(5)    (0.61)     (0.25)      --      (0.03)     (0.28)  11.67   (4.12)     4,799
09/30/10       11.67      (0.02)      0.35         0.33      (0.01)      --      (0.06)     (0.07)  11.93    2.80      2,600
03/31/11(6)    11.93       0.00       1.33         1.33      (0.00)      --         --      (0.00)  13.26   11.18      2,407



                  RATIO
                 OF NET
 RATIO OF      INVESTMENT
 EXPENSES     INCOME (LOSS)
TO AVERAGE     TO AVERAGE      PORTFOLIO
NET ASSETS     NET ASSETS      TURNOVER
----------    -------------    ---------


   1.90%(3)       (0.09)%(3)      152%
   1.90(3)         0.13(3)        132
   1.90(4)         0.98(4)        199
   1.89(3)(4)      1.14(3)(4)     431
   1.85(4)        (0.11)(4)       295
   1.83(7)         0.03(7)        133


   2.55%(3)       (0.80)%(3)      152%
   2.55(3)        (0.59)(3)       132
   2.55(3)(4)      0.25(3)(4)     199
   2.55(3)(4)      0.36(3)(4)     431
   2.55(3)(4)     (0.86)(3)(4)    295
   2.55(3)(7)     (0.73)(3)(7)    133


   2.55%(3)       (0.76)%(3)      152%
   2.55(3)        (0.52)(3)       132
   2.55(3)(4)      0.31(3)(4)     199
   2.55(3)(4)      0.41(3)(4)     431
   2.55(3)(4)     (0.82)(3)(4)    295
   2.55(3)(7)     (0.70)(3)(7)    133


   1.80%(3)       (0.01)%(3)      152%
   1.80(3)         0.24(3)        132
   1.80(3)(4)      1.01(3)(4)     199
   1.80(3)(4)      0.95(3)(4)     431
   1.80(3)(4)     (0.16)(3)(4)    295
   1.80(3)(7)      0.02(3)(7)     133

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Net of the following expense reimbursements (recoupments) (based on average net assets) (See Note 4):

                                         09/30/06 09/30/07 09/30/08 09/30/09 09/30/10 03/31/11(6)(7)
                                         -------- -------- -------- -------- -------- --------------
International Equity Class A............  (0.04)%  (0.05)%    -- %    0.00%     -- %        -- %
International Equity Class B............   0.02     0.04     0.06     0.22     0.11        0.09
International Equity Class C............  (0.01)   (0.00)    0.01     0.08     0.02        0.02
International Equity Class I............   0.00     0.04     0.09     0.27     0.01       (0.06)

(4)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by:

                                               09/30/08 09/30/09 09/30/10
                                               -------- -------- --------
      International Equity Class A............   0.00%    0.00%    0.01%
      International Equity Class B............   0.00     0.00     0.00
      International Equity Class C............   0.00     0.00     0.01
      International Equity Class I............   0.00     0.00     0.00

(5)Includes the effect of a merger (See Note 2).
(6)Unaudited
(7)Annualized

See Notes to Financial Statements

        SUNAMERICA EQUITY FUNDS
        FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                                       VALUE FUND
                                                                       ----------
                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENTS                       DISTRI-          NET               NET
               ASSET      NET        (BOTH               DIVIDENDS  BUTIONS         ASSET            ASSETS       RATIO OF
               VALUE   INVESTMENT  REALIZED   TOTAL FROM  FROM NET   FROM    TOTAL  VALUE            END OF       EXPENSES
             BEGINNING   INCOME       AND     INVESTMENT INVESTMENT CAPITAL DISTRI- END OF   TOTAL   PERIOD      TO AVERAGE
PERIOD ENDED OF PERIOD (LOSS)(1)  UNREALIZED) OPERATIONS   INCOME    GAINS  BUTIONS PERIOD RETURN(2) (000'S)  NET ASSETS(3)(4)
------------ --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- -------- ----------------
                                                                         CLASS A
-
09/30/06      $18.01     $ 0.15     $ 1.89      $ 2.04     $(0.13)  $(1.17) $(1.30) $18.75   12.02%  $121,729       1.63%
09/30/07       18.75       0.18       2.59        2.77      (0.16)   (2.04)  (2.20)  19.32   15.80    126,788       1.63
09/30/08       19.32       0.19      (3.86)      (3.67)     (0.21)   (2.70)  (2.91)  12.74  (21.70)    77,903       1.63
09/30/09       12.74       0.16      (1.88)      (1.72)     (0.23)      --   (0.23)  10.79  (13.24)    52,112       1.63
09/30/10       10.79       0.14       0.30(5)     0.44      (0.07)      --   (0.07)  11.16    4.13    122,673       1.61
03/31/11(7)    11.16       0.03       1.87        1.90      (0.06)      --   (0.06)  13.00   17.06    134,024       1.49(8)
                                                                         CLASS B
-
09/30/06      $17.18     $ 0.04     $ 1.80      $ 1.84     $(0.03)  $(1.17) $(1.20) $17.82   11.29%  $ 47,100       2.28%
09/30/07       17.82       0.05       2.46        2.51      (0.05)   (2.04)  (2.09)  18.24   15.07     39,355       2.28
09/30/08       18.24       0.09      (3.62)      (3.53)     (0.10)   (2.70)  (2.80)  11.91  (22.16)    21,304       2.28
09/30/09       11.91       0.10      (1.76)      (1.66)     (0.14)      --   (0.14)  10.11  (13.78)    11,213       2.28
09/30/10       10.11      (0.00)      0.35(5)     0.35      (0.02)      --   (0.02)  10.44    3.43     12,416       2.28
03/31/11(7)    10.44      (0.01)      1.73        1.72         --       --      --   12.16   16.48     10,517       2.28(8)
                                                                         CLASS C
-
09/30/06      $17.18     $ 0.04     $ 1.80      $ 1.84     $(0.03)  $(1.17) $(1.20) $17.82   11.30%  $ 33,849       2.28%
09/30/07       17.82       0.06       2.45        2.51      (0.05)   (2.04)  (2.09)  18.24   15.07     26,071       2.28
09/30/08       18.24       0.09      (3.62)      (3.53)     (0.10)   (2.70)  (2.80)  11.91  (22.16)    14,194       2.28
09/30/09       11.91       0.09      (1.76)      (1.67)     (0.14)      --   (0.14)  10.10  (13.86)     9,386       2.28
09/30/10       10.10      (0.00)      0.35(5)     0.35      (0.02)      --   (0.02)  10.43    3.44     21,389       2.28
03/31/11(7)    10.43      (0.01)      1.74        1.73         --       --      --   12.16   16.59     21,045       2.28(8)
                                                                         CLASS Z
-
09/30/06      $18.58     $ 0.26     $ 1.95      $ 2.21     $(0.19)  $(1.17) $(1.36) $19.43   12.64%  $ 22,853       1.06%
09/30/07       19.43       0.29       2.70        2.99      (0.22)   (2.04)  (2.26)  20.16   16.48     34,644       1.06
09/30/08       20.16       0.29      (4.05)      (3.76)     (0.28)   (2.70)  (2.98)  13.42  (21.28)    25,827       1.06
09/30/09       13.42       0.22      (1.98)      (1.76)     (0.30)      --   (0.30)  11.36  (12.75)    21,138       1.06
09/30/10       11.36       0.15       0.38(5)     0.53      (0.11)      --   (0.11)  11.78    4.72     22,591       0.98
03/31/11(7)    11.78       0.10       1.94        2.04      (0.13)      --   (0.13)  13.69   17.44        197       0.87(8)



     RATIO
     OF NET
   INVESTMENT
 INCOME (LOSS)
   TO AVERAGE    PORTFOLIO
NET ASSETS(3)(4) TURNOVER
---------------- ---------


      0.88%         140%
      0.97          143
      1.23          207
      1.68          204
      0.64          157(6)
      0.54(8)       120


      0.23%         140%
      0.31          143
      0.58          207
      1.06          204
     (0.02)         157(6)
     (0.25)(8)      120


      0.23%         140%
      0.32          143
      0.58          207
      1.02          204
     (0.02)         157(6)
     (0.26)(8)      120


      1.45%         140%
      1.54          143
      1.81          207
      2.20          204
      1.26          157(6)
      1.05(8)       120

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Net of the following expense reimbursements (recoupments) (based on average net assets) (See Note 4):

                                         09/30/06 09/30/07 09/30/08 09/30/09 09/30/10 03/31/11(7)(8)
                                         -------- -------- -------- -------- -------- --------------
Value Class A...........................   0.08%    0.07%    0.11%    0.21%   (0.10)%     (0.00)%
Value Class B...........................   0.10     0.11     0.14     0.29     0.01       (0.01)
Value Class C...........................   0.08     0.09     0.14     0.28    (0.08)      (0.05)
Value Class Z...........................   0.07     0.07     0.10     0.13    (0.09)      (0.00)

(4)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by:

                                         09/30/06 09/30/07 09/30/08 09/30/09 09/30/10 03/31/11(7)(8)
                                         -------- -------- -------- -------- -------- --------------
Value Class A...........................   0.01%    0.01%    0.03%    0.02%    0.01%       0.00%
Value Class B...........................   0.01     0.01     0.03     0.02     0.01        0.00
Value Class C...........................   0.01     0.01     0.03     0.02     0.01        0.00
Value Class Z...........................   0.01     0.01     0.03     0.02     0.01        0.00

(5)Includes the effect of a merger (See Note 2).
(6)Excludes purchases due to a fund merger.
(7)Unaudited
(8)Annualized

See Notes to Financial Statements

        SUNAMERICA EQUITY FUNDS
        FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                        INTERNATIONAL SMALL-CAP FUND
                                                                        ----------------------------
                                           NET GAIN
                                           (LOSS) ON
                        NET               INVESTMENTS                       DISTRI-                        NET
                       ASSET      NET        (BOTH               DIVIDENDS  BUTIONS                       ASSET
                       VALUE   INVESTMENT  REALIZED   TOTAL FROM  FROM NET   FROM   DISTRIBUTIONS  TOTAL  VALUE
                     BEGINNING   INCOME       AND     INVESTMENT INVESTMENT CAPITAL  FROM RETURN  DISTRI- END OF   TOTAL
    PERIOD ENDED     OF PERIOD (LOSS)(1)  UNREALIZED) OPERATIONS   INCOME    GAINS   OF CAPITAL   BUTIONS PERIOD RETURN(2)
-------------------- --------- ---------- ----------- ---------- ---------- ------- ------------- ------- ------ ---------
                                                                                  CLASS A
05/02/06-09/30/06(3)  $12.50     $ 0.00     $(1.45)     $(1.45)    $   --   $   --     $   --     $   --  $11.05  (11.60)%
09/30/07               11.05      (0.04)      2.99        2.95         --       --         --         --   14.00   26.70
09/30/08               14.00      (0.00)     (5.52)      (5.52)        --    (0.13)     (0.01)     (0.14)   8.34  (39.79)
09/30/09                8.34       0.01      (0.01)       0.00      (0.00)      --         --      (0.00)   8.34    0.02(6)
09/30/10                8.34      (0.02)      1.07        1.05      (0.29)      --         --      (0.29)   9.10   13.01
03/31/11(7)             9.10      (0.03)      1.00        0.97      (0.26)      --         --      (0.26)   9.81   10.82
                                                                                  CLASS B
05/02/06-09/30/06(3)  $12.50     $(0.04)    $(1.44)     $(1.48)    $   --   $   --     $   --     $   --  $11.02  (11.84)%
09/30/07               11.02      (0.11)      2.97        2.86         --       --         --         --   13.88   25.95
09/30/08               13.88      (0.08)     (5.45)      (5.53)        --    (0.13)     (0.01)     (0.14)   8.21  (40.21)
09/30/09                8.21      (0.04)      0.00       (0.04)        --       --         --         --    8.17   (0.49)(6)
09/30/10                8.17      (0.07)      1.04        0.97      (0.22)      --         --      (0.22)   8.92   12.16
03/31/11(7)             8.92      (0.06)      0.99        0.93      (0.23)      --         --      (0.23)   9.62   10.55
                                                                                  CLASS C
05/02/06-09/30/06(3)  $12.50     $(0.04)    $(1.44)     $(1.48)    $   --   $   --     $   --     $   --  $11.02  (11.84)%
09/30/07               11.02      (0.12)      2.98        2.86         --       --         --         --   13.88   25.95
09/30/08               13.88      (0.09)     (5.44)      (5.53)        --    (0.13)     (0.01)     (0.14)   8.21  (40.20)
09/30/09                8.21      (0.04)     (0.01)      (0.05)        --       --         --         --    8.16   (0.61)(6)
09/30/10                8.16      (0.07)      1.05        0.98      (0.22)      --         --      (0.22)   8.92   12.30
03/31/11(7)             8.92      (0.05)      0.97        0.92      (0.23)      --         --      (0.23)   9.61   10.43



                          RATIO
  NET                    OF NET
ASSETS    RATIO OF     INVESTMENT
END OF    EXPENSES    INCOME (LOSS)
PERIOD   TO AVERAGE    TO AVERAGE     PORTFOLIO
(000'S) NET ASSETS(5) NET ASSETS(5)   TURNOVER
------- ------------- -------------   ---------

$21,557     1.90%(4)       0.08%(4)       55%
 30,845     1.90          (0.30)          70
 16,830     1.90          (0.04)          93
 68,492     1.90           0.19          148
 58,538     1.90          (0.24)          77
 42,995     1.90(4)       (0.60)(4)       47

$   583     2.55%(4)       (0.93)%(4)     55%
  1,181     2.55          (0.89)          70
    633     2.55          (0.68)          93
    313     2.55          (0.53)         148
    377     2.55          (0.85)          77
    421     2.55(4)       (1.20)(4)       47

$ 3,363     2.55%(4)      (1.07)%(4)      55%
  5,357     2.55          (0.94)          70
  2,199     2.55          (0.78)          93
    724     2.55          (0.58)         148
    691     2.55          (0.86)          77
  1,352     2.55(4)       (1.13)(4)       47

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Commencement of operations.
(4)Annualized
(5)Net of the following expense reimbursements (based on average net assets) (See Note 4):

                                         09/30/06(4) 09/30/07 09/30/08 09/30/09 09/30/10 03/31/11(4)(7)
                                         ----------- -------- -------- -------- -------- --------------
International Small-Cap Class A.........     1.27%     0.45%    0.54%    0.31%    0.18%       0.29%
International Small-Cap Class B.........    12.63      2.10     1.53     4.07     5.60        3.55
International Small-Cap Class C.........     2.88      0.77     0.77     1.68     2.66        1.44

(6)The Fund's performance was increased by less than 0.01% from gains on disposal of investments in violation of investment restrictions.
(7)Unaudited

See Notes to Financial Statements

        SUNAMERICA INTERNATIONAL EQUITY FUND
        PORTFOLIO PROFILE -- MARCH 31, 2011 -- (UNAUDITED)

INDUSTRY ALLOCATION*

                 Banks-Commercial.......................  11.1%
                 Electronic Components-Misc.............   6.8
                 Oil Companies-Integrated...............   6.7
                 Medical-Drugs..........................   5.2
                 Insurance-Multi-line...................   4.8
                 Exchange-Traded Funds..................   4.2
                 Engineering/R&D Services...............   3.9
                 Electronic Components-Semiconductors...   3.1
                 Auto-Cars/Light Trucks.................   3.0
                 Auto/Truck Parts & Equipment-Original..   2.9
                 Cellular Telecom.......................   2.8
                 Diversified Banking Institutions.......   2.8
                 Retail-Drug Store......................   2.1
                 Repurchase Agreement...................   2.1
                 Shipbuilding...........................   2.0
                 Oil-Field Services.....................   1.9
                 Food-Misc..............................   1.8
                 Metal-Diversified......................   1.7
                 Chemicals-Specialty....................   1.7
                 Telephone-Integrated...................   1.7
                 Chemicals-Diversified..................   1.7
                 Soap & Cleaning Preparation............   1.7
                 Real Estate Operations & Development...   1.7
                 Transport-Marine.......................   1.6
                 Electric-Integrated....................   1.6
                 Computer Services......................   1.6
                 Insurance-Reinsurance..................   1.6
                 Machinery-Construction & Mining........   1.6
                 Steel-Producers........................   1.5
                 Import/Export..........................   1.5
                 Multimedia.............................   1.5
                 Forestry...............................   1.5
                 Oil Companies-Exploration & Production.   1.5
                 Textile-Products.......................   1.4
                 Electric Products-Misc.................   1.4
                 Building Products-Cement...............   1.0
                 Chemicals-Plastics.....................   1.0
                 Gas-Distribution.......................   0.9
                 Transport-Truck........................   0.8
                 Tobacco................................   0.8
                                                         -----
                                                         100.2%
                                                         =====

COUNTRY ALLOCATION*

                             Japan..........  15.6%
                             France.........  10.2
                             United Kingdom.  10.2
                             Germany........   6.7
                             Canada.........   5.6
                             United States..   5.6
                             Netherlands....   4.9
                             Cayman Islands.   4.3
                             Russia.........   4.0
                             Australia......   3.7
                             Brazil.........   3.4
                             Switzerland....   3.3
                             China..........   3.1
                             South Korea....   3.1
                             Ireland........   2.2
                             Singapore......   2.0
                             Italy..........   1.9
                             Norway.........   1.8
                             India..........   1.8
                             Hong Kong......   1.7
                             Denmark........   1.6
                             Luxembourg.....   1.5
                             Indonesia......   1.0
                             Taiwan.........   1.0
                                             -----
                                             100.2%
                                             =====

--------
*Calculated as a percentage of net assets

        SUNAMERICA INTERNATIONAL EQUITY FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2011 -- (UNAUDITED)



                                                                  VALUE
                  SECURITY DESCRIPTION                 SHARES    (NOTE 3)
     ----------------------------------------------------------------------
     COMMON STOCK -- 91.0%
     AUSTRALIA -- 3.7%
       Australia and New Zealand Banking Group, Ltd..    81,960 $ 2,018,500
       Transfield Services, Ltd......................   810,260   2,807,609
                                                                -----------
                                                                  4,826,109
                                                                -----------
     BERMUDA -- 0.0%
       Peace Mark Holdings, Ltd.+(1)(2)..............   800,000           0
       Peregrine Investments Holdings, Ltd.+(1)(2)...    91,000           0
                                                                -----------
                                                                          0
                                                                -----------
     BRAZIL -- 0.5%
       Petroleo Brasileiro SA ADR....................    16,500     667,095
                                                                -----------
     CANADA -- 5.6%
       Shoppers Drug Mart Corp.......................    68,060   2,798,217
       Sino-Forest Corp.+............................    74,880   1,954,063
       Toronto-Dominion Bank.........................    30,338   2,684,890
                                                                -----------
                                                                  7,437,170
                                                                -----------
     CAYMAN ISLANDS -- 4.3%
       AAC Acoustic Technologies Holdings, Inc....... 1,025,180   2,767,711
       TPK Holding Co., Ltd.+........................   105,000   2,888,647
                                                                -----------
                                                                  5,656,358
                                                                -----------
     CHINA -- 3.1%
       BBMG Corp.....................................   803,000   1,319,313
       China Merchants Bank Co., Ltd................. 1,006,810   2,789,306
                                                                -----------
                                                                  4,108,619
                                                                -----------
     DENMARK -- 1.6%
       AP Moller - Maersk A/S, Series B..............       232   2,182,331
                                                                -----------
     FRANCE -- 10.2%
       Atos Origin SA+...............................    36,503   2,140,413
       Danone........................................    36,000   2,351,729
       Rhodia SA.....................................    76,500   2,239,869
       Sanofi-Aventis SA.............................    63,714   4,467,367
       Valeo SA+.....................................    38,384   2,238,741
                                                                -----------
                                                                 13,438,119
                                                                -----------
     GERMANY -- 6.7%
       Allianz SE....................................    15,500   2,175,351
       Daimler AG+...................................    31,914   2,254,641
       Deutsche Bank AG..............................    37,347   2,195,724
       Deutsche Telekom AG...........................   144,630   2,228,019
                                                                -----------
                                                                  8,853,735
                                                                -----------
     HONG KONG -- 1.7%
       Cheung Kong Holdings, Ltd.....................   134,620   2,197,934
                                                                -----------
     INDIA -- 1.8%
       Dr. Reddy's Laboratories, Ltd. ADR............    62,404   2,327,669
                                                                -----------
     INDONESIA -- 1.0%
       PT Bank Negara Indonesia Persero Tbk.......... 2,855,910   1,303,732
                                                                -----------
     ITALY -- 1.9%
       Saipem SpA....................................    46,200   2,455,953
                                                                -----------
     JAPAN -- 15.6%
       Daihatsu Motor Co., Ltd.......................   114,000   1,661,072
       Hitachi Transport System, Ltd.................    79,500   1,114,415


                                                             VALUE
                   SECURITY DESCRIPTION           SHARES    (NOTE 3)
          ------------------------------------------------------------
          JAPAN (CONTINUED)
            Japan Tobacco, Inc...................     302 $  1,091,019
            Koito Manufacturing Co., Ltd......... 100,000    1,602,549
            Komatsu, Ltd.........................  60,000    2,037,749
            Mitsubishi Corp......................  73,000    2,026,413
            Mitsubishi Electric Corp............. 153,000    1,806,276
            Mitsubishi UFJ Financial Group, Inc.. 307,300    1,418,649
            Murata Manufacturing Co., Ltd........  22,000    1,584,275
            NTT DoCoMo, Inc......................     800    1,406,107
            Omron Corp...........................  60,000    1,686,463
            Tokyo Gas Co., Ltd................... 250,000    1,142,101
            Toray Industries, Inc................ 260,000    1,891,080
                                                          ------------
                                                            20,468,168
                                                          ------------
          LUXEMBOURG -- 1.5%
            Evraz Group SA GDR+..................  51,390    2,040,183
                                                          ------------
          NETHERLANDS -- 4.9%
            ING Groep NV+........................ 330,500    4,183,141
            Koninklijke DSM NV...................  36,064    2,215,869
                                                          ------------
                                                             6,399,010
                                                          ------------
          NORWAY -- 1.8%
            Statoil ASA..........................  86,120    2,387,269
                                                          ------------
          RUSSIA -- 4.0%
            Gazprom OAO ADR......................  60,020    1,942,847
            Rosneft Oil Co. GDR.................. 138,590    1,266,020
            VTB Bank OJSC GDR.................... 289,020    2,023,140
                                                          ------------
                                                             5,232,007
                                                          ------------
          SINGAPORE -- 2.0%
            SembCorp Marine, Ltd................. 567,734    2,630,358
                                                          ------------
          SOUTH KOREA -- 3.1%
            Hynix Semiconductor, Inc.............  74,490    2,125,472
            Samsung Electronics Co., Ltd.........   2,240    1,903,168
                                                          ------------
                                                             4,028,640
                                                          ------------
          SWITZERLAND -- 3.3%
            ABB, Ltd.+...........................  93,500    2,245,629
            Swiss Reinsurance Co., Ltd.+.........  36,213    2,071,849
                                                          ------------
                                                             4,317,478
                                                          ------------
          TAIWAN -- 1.0%
            USI Corp............................. 936,000    1,273,188
                                                          ------------
          UNITED KINGDOM -- 10.2%
            BG Group PLC.........................  94,000    2,338,826
            International Power PLC.............. 435,000    2,149,306
            Reckitt Benckiser Group PLC..........  43,000    2,208,758
            Rio Tinto PLC........................  32,166    2,259,593
            Standard Chartered PLC...............  84,292    2,186,526
            Vodafone Group PLC................... 800,000    2,265,129
                                                          ------------
                                                            13,408,138
                                                          ------------
          UNITED STATES -- 1.5%
            News Corp., Class A.................. 111,850    1,964,086
                                                          ------------
          TOTAL COMMON STOCK
             (cost $110,691,017).................          119,603,349
                                                          ------------

        SUNAMERICA INTERNATIONAL EQUITY FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2011 -- (UNAUDITED) (CONTINUED)



                                                              VALUE
                  SECURITY DESCRIPTION              SHARES   (NOTE 3)
        --------------------------------------------------------------
        EXCHANGE-TRADED FUNDS -- 4.2%
        IRELAND -- 2.2%
          Source Markets PLC - MSCI Europe Source
           ETF+.................................... 15,800 $  2,875,773
                                                           ------------
        UNITED STATES -- 2.0%
          iShares MSCI Canada Index Fund........... 77,120    2,594,317
                                                           ------------
        TOTAL EXCHANGE-TRADED FUNDS
           (cost $5,440,777).......................           5,470,090
                                                           ------------
        PREFERRED STOCK -- 2.9%
        BRAZIL -- 2.9%
          Banco Bradesco SA ADR.................... 79,800    1,655,850
          Petroleo Brasileiro SA ADR............... 58,950    2,095,083
                                                           ------------
        TOTAL PREFERRED STOCK
           (cost $3,574,533).......................           3,750,933
                                                           ------------
        TOTAL LONG-TERM INVESTMENT SECURITIES
           (cost $119,706,327).....................         128,824,372
                                                           ------------


                                                      PRINCIPAL     VALUE
               SECURITY DESCRIPTION                    AMOUNT      (NOTE 3)
 ----------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 2.1%
   Agreement with State Street Bank and Trust Co.,
    bearing interest at 0.01%, dated 03/31/11, to
    be repurchased at 04/01/11 in the amount of
    $2,731,001 and collateralized by $2,675,000
    of United States Treasury Notes, bearing
    interest at 3.13% due 04/30/17 and having
    approximate value of $2,787,925
    (cost $2,731,000)............................... $2,731,000  $  2,731,000
                                                                 ------------
 TOTAL INVESTMENTS --
    (cost $122,437,327)(3)..........................      100.2%  131,555,372
 Liabilities in excess of other assets..............       (0.2)     (197,849)
                                                     ----------  ------------
 NET ASSETS --                                            100.0% $131,357,523
                                                     ==========  ============

--------
+    Non-income producing security
(1) Fair valued security. Securities are classified as Level 3 for disclosures based on the securities valuation inputs; see Note 3.
(2) Illiquid security. At March 31, 2011, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)  See Note 7 for cost of investments on a tax basis.
ADR --American Depository Receipt
ETF --Exchange-Traded Fund
GDR --Global Depository Receipt

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2011 (see Note 3):

                                  LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                      QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
                                  --------------------- ----------------- ---------------------- ------------
ASSETS:
Long-Term Investment Securities:
  Common Stock:
   Canada........................     $  7,437,170         $       --              $--           $  7,437,170
   France........................       13,438,119                 --               --             13,438,119
   Germany.......................        8,853,735                 --               --              8,853,735
   Japan.........................       20,468,168                 --               --             20,468,168
   United Kingdom................       13,408,138                 --               --             13,408,138
   Other Countries*..............       55,998,019                 --                0             55,998,019
  Exchange-Traded Funds..........        5,470,090                 --               --              5,470,090
  Preferred Stock................        3,750,933                 --               --              3,750,933
Repurchase Agreement.............               --          2,731,000               --              2,731,000
                                      ------------         ----------              ---           ------------
TOTAL............................     $128,824,372         $2,731,000              $ 0           $131,555,372
                                      ============         ==========              ===           ============

--------
* Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                                           COMMON STOCK
                                                           ------------
         Balance as of 09/30/2010.........................     $ 0
         Accrued discounts/premiums.......................      --
         Realized gain (loss).............................      --
         Change in unrealized appreciation (depreciation).      --
         Net purchases (sales)............................      --
         Transfers in and/or out of Level 3...............      --
                                                               ---
         Balance as of 03/31/2011.........................     $ 0
                                                               ===

See Notes to Financial Statements

        SUNAMERICA VALUE FUND
        PORTFOLIO PROFILE -- MARCH 31, 2011 -- (UNAUDITED)

INDUSTRY ALLOCATION*

               Diversified Banking Institutions............. 9.5%
               Oil Companies-Integrated..................... 6.7
               Oil Companies-Exploration & Production....... 5.4
               Diversified Manufacturing Operations......... 5.3
               Medical-Drugs................................ 4.7
               Telephone-Integrated......................... 3.2
               Banks-Super Regional......................... 3.2
               Electric-Integrated.......................... 2.7
               Food-Misc.................................... 2.5
               Multimedia................................... 2.3
               Medical Products............................. 2.2
               Retail-Discount.............................. 2.1
               Cable/Satellite TV........................... 2.1
               Medical-HMO.................................. 2.0
               Aerospace/Defense-Equipment.................. 1.8
               Electronic Components-Semiconductors......... 1.8
               Insurance-Property/Casualty.................. 1.6
               Oil & Gas Drilling........................... 1.6
               Applications Software........................ 1.5
               Savings & Loans/Thrifts...................... 1.5
               Computers.................................... 1.5
               Retail-Regional Department Stores............ 1.5
               Paper & Related Products..................... 1.5
               Retail-Drug Store............................ 1.5
               Insurance-Life/Health........................ 1.3
               Repurchase Agreement......................... 1.2
               Investment Management/Advisor Services....... 1.2
               Aerospace/Defense............................ 1.2
               Cosmetics & Toiletries....................... 1.1
               Agricultural Operations...................... 1.1
               Banks-Fiduciary.............................. 1.1
               Medical-Biomedical/Gene...................... 1.1
               Transport-Services........................... 1.0
               Casino Hotels................................ 1.0
               Machinery-Construction & Mining.............. 1.0
               Chemicals-Diversified........................ 1.0
               Computer Services............................ 1.0
               Retail-Building Products..................... 1.0
               Enterprise Software/Service.................. 0.9
               Chemicals-Specialty.......................... 0.8
               Oil-Field Services........................... 0.8
               Tobacco...................................... 0.8
               Beverages-Non-alcoholic...................... 0.8
               Networking Products.......................... 0.7
               Cellular Telecom............................. 0.7
               Medical-Generic Drugs........................ 0.7
               Finance-Credit Card.......................... 0.7
               Appliances................................... 0.6
               E-Commerce/Services.......................... 0.6
               Auto-Cars/Light Trucks....................... 0.6
               Retail-Apparel/Shoe.......................... 0.5
               Advertising Agencies......................... 0.5
               Metal-Copper................................. 0.5
               Auto/Truck Parts & Equipment-Original........ 0.5
               Gold Mining.................................. 0.5
               Steel-Producers.............................. 0.5
               Wireless Equipment........................... 0.5
               Broadcast Services/Program................... 0.5
               Oil Field Machinery & Equipment.............. 0.5
               Semiconductor Components-Integrated Circuits. 0.5

                      Retail-Restaurants..........   0.5%
                      Commercial Services-Finance.   0.4
                      Banks-Commercial............   0.4
                      Steel-Specialty.............   0.4
                      Coal........................   0.3
                                                   -----
                                                   100.7%
                                                   =====

--------
*Calculated as a percentage of net assets

        SUNAMERICA VALUE FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2011 -- (UNAUDITED)



                                                                VALUE
                   SECURITY DESCRIPTION               SHARES   (NOTE 3)
       -----------------------------------------------------------------
       COMMON STOCK -- 99.5%
       ADVERTISING AGENCIES -- 0.5%
         Interpublic Group of Cos., Inc..............  70,000 $  879,900
                                                              ----------
       AEROSPACE/DEFENSE -- 1.2%
         General Dynamics Corp.......................  25,000  1,914,000
                                                              ----------
       AEROSPACE/DEFENSE-EQUIPMENT -- 1.8%
         United Technologies Corp....................  35,000  2,962,750
                                                              ----------
       AGRICULTURAL OPERATIONS -- 1.1%
         Archer-Daniels-Midland Co...................  50,000  1,800,500
                                                              ----------
       APPLIANCES -- 0.6%
         Whirlpool Corp..............................  11,000    938,960
                                                              ----------
       APPLICATIONS SOFTWARE -- 1.5%
         Microsoft Corp.............................. 100,000  2,536,000
                                                              ----------
       AUTO-CARS/LIGHT TRUCKS -- 0.6%
         General Motors Co.+.........................  30,000    930,900
                                                              ----------
       AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.5%
         Johnson Controls, Inc.......................  20,000    831,400
                                                              ----------
       BANKS-COMMERCIAL -- 0.4%
         Regions Financial Corp...................... 100,000    726,000
                                                              ----------
       BANKS-FIDUCIARY -- 1.1%
         Bank of New York Mellon Corp................  60,000  1,792,200
                                                              ----------
       BANKS-SUPER REGIONAL -- 3.2%
         US Bancorp..................................  80,000  2,114,400
         Wells Fargo & Co............................ 100,000  3,170,000
                                                              ----------
                                                               5,284,400
                                                              ----------
       BEVERAGES-NON-ALCOHOLIC -- 0.8%
         PepsiCo, Inc................................  20,000  1,288,200
                                                              ----------
       BROADCAST SERVICES/PROGRAM -- 0.5%
         Discovery Communications, Inc., Class A+....  20,000    798,000
                                                              ----------
       CABLE/SATELLITE TV -- 2.1%
         Comcast Corp., Class A...................... 100,000  2,472,000
         DIRECTV, Class A+...........................  20,000    936,000
                                                              ----------
                                                               3,408,000
                                                              ----------
       CASINO HOTELS -- 1.0%
         Las Vegas Sands Corp.+......................  40,000  1,688,800
                                                              ----------
       CELLULAR TELECOM -- 0.7%
         Vodafone Group PLC ADR......................  40,000  1,150,000
                                                              ----------
       CHEMICALS-DIVERSIFIED -- 1.0%
         E.I. du Pont de Nemours & Co................  30,000  1,649,100
                                                              ----------
       CHEMICALS-SPECIALTY -- 0.8%
         Ashland, Inc................................   7,000    404,320
         Eastman Chemical Co.........................  10,000    993,200
                                                              ----------
                                                               1,397,520
                                                              ----------
       COAL -- 0.3%
         CONSOL Energy, Inc..........................  10,000    536,300
                                                              ----------
       COMMERCIAL SERVICES-FINANCE -- 0.4%
         Visa, Inc., Class A.........................  10,000    736,200
                                                              ----------
       COMPUTER SERVICES -- 1.0%
         International Business Machines Corp........  10,000  1,630,700
                                                              ----------


                                                               VALUE
                   SECURITY DESCRIPTION              SHARES   (NOTE 3)
       -----------------------------------------------------------------
       COMPUTERS -- 1.5%
         Dell, Inc.+................................  60,000 $   870,600
         Hewlett-Packard Co.........................  40,000   1,638,800
                                                             -----------
                                                               2,509,400
                                                             -----------
       COSMETICS & TOILETRIES -- 1.1%
         Procter & Gamble Co........................  30,000   1,848,000
                                                             -----------
       DIVERSIFIED BANKING INSTITUTIONS -- 9.5%
         Bank of America Corp....................... 250,000   3,332,500
         Citigroup, Inc.+........................... 700,000   3,094,000
         Goldman Sachs Group, Inc...................  15,000   2,377,050
         JPMorgan Chase & Co........................ 110,000   5,071,000
         Morgan Stanley.............................  70,000   1,912,400
                                                             -----------
                                                              15,786,950
                                                             -----------
       DIVERSIFIED MANUFACTURING OPERATIONS -- 5.3%
         3M Co......................................  15,000   1,402,500
         Eaton Corp.................................  40,000   2,217,600
         General Electric Co........................ 160,000   3,208,000
         Parker Hannifin Corp.......................  13,000   1,230,840
         SPX Corp...................................  10,000     793,900
                                                             -----------
                                                               8,852,840
                                                             -----------
       E-COMMERCE/SERVICES -- 0.6%
         eBay, Inc.+................................  30,000     931,200
                                                             -----------
       ELECTRIC-INTEGRATED -- 2.7%
         American Electric Power Co., Inc...........  25,000     878,500
         Edison International.......................  25,000     914,750
         Entergy Corp...............................  10,000     672,100
         Exelon Corp................................  20,000     824,800
         NextEra Energy, Inc........................  20,000   1,102,400
                                                             -----------
                                                               4,392,550
                                                             -----------
       ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 1.8%
         Intel Corp................................. 100,000   2,017,000
         Micron Technology, Inc.+...................  80,000     916,800
                                                             -----------
                                                               2,933,800
                                                             -----------
       ENTERPRISE SOFTWARE/SERVICE -- 0.9%
         Oracle Corp................................  45,000   1,501,650
                                                             -----------
       FINANCE-CREDIT CARD -- 0.7%
         American Express Co........................  25,000   1,130,000
                                                             -----------
       FOOD-MISC. -- 2.5%
         General Mills, Inc.........................  50,000   1,827,500
         Kraft Foods, Inc., Class A.................  75,000   2,352,000
                                                             -----------
                                                               4,179,500
                                                             -----------
       GOLD MINING -- 0.5%
         Newmont Mining Corp........................  15,000     818,700
                                                             -----------
       INSURANCE-LIFE/HEALTH -- 1.3%
         Lincoln National Corp......................  40,000   1,201,600
         Prudential Financial, Inc..................  15,000     923,700
                                                             -----------
                                                               2,125,300
                                                             -----------

        SUNAMERICA VALUE FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2011 -- (UNAUDITED) (CONTINUED)



                                                                 VALUE
                    SECURITY DESCRIPTION               SHARES   (NOTE 3)
       ------------------------------------------------------------------
       COMMON STOCK (CONTINUED)
       INSURANCE-PROPERTY/CASUALTY -- 1.6%
         Chubb Corp...................................  20,000 $1,226,200
         Travelers Cos., Inc..........................  25,000  1,487,000
                                                               ----------
                                                                2,713,200
                                                               ----------
       INVESTMENT MANAGEMENT/ADVISOR SERVICES -- 1.2%
         BlackRock, Inc...............................  10,000  2,010,100
                                                               ----------
       MACHINERY-CONSTRUCTION & MINING -- 1.0%
         Caterpillar, Inc.............................  15,000  1,670,250
                                                               ----------
       MEDICAL PRODUCTS -- 2.2%
         Covidien PLC.................................  25,000  1,298,500
         Johnson & Johnson............................  40,000  2,370,000
                                                               ----------
                                                                3,668,500
                                                               ----------
       MEDICAL-BIOMEDICAL/GENE -- 1.1%
         Amgen, Inc.+.................................  17,000    908,650
         Gilead Sciences, Inc.+.......................  20,000    848,800
                                                               ----------
                                                                1,757,450
                                                               ----------
       MEDICAL-DRUGS -- 4.7%
         Abbott Laboratories..........................  30,000  1,471,500
         Merck & Co., Inc.............................  70,000  2,310,700
         Pfizer, Inc.................................. 200,000  4,062,000
                                                               ----------
                                                                7,844,200
                                                               ----------
       MEDICAL-GENERIC DRUGS -- 0.7%
         Mylan, Inc.+.................................  50,000  1,133,500
                                                               ----------
       MEDICAL-HMO -- 2.0%
         UnitedHealth Group, Inc......................  75,000  3,390,000
                                                               ----------
       METAL-COPPER -- 0.5%
         Freeport-McMoRan Copper & Gold, Inc..........  15,000    833,250
                                                               ----------
       MULTIMEDIA -- 2.3%
         News Corp., Class A..........................  40,000    702,400
         Time Warner, Inc.............................  50,000  1,785,000
         Viacom, Inc., Class B........................  30,000  1,395,600
                                                               ----------
                                                                3,883,000
                                                               ----------
       NETWORKING PRODUCTS -- 0.7%
         Cisco Systems, Inc...........................  70,000  1,200,500
                                                               ----------
       OIL & GAS DRILLING -- 1.6%
         Ensco PLC ADR................................  35,000  2,024,400
         Noble Corp...................................  15,000    684,300
                                                               ----------
                                                                2,708,700
                                                               ----------
       OIL COMPANIES-EXPLORATION & PRODUCTION -- 5.4%
         Anadarko Petroleum Corp......................  15,000  1,228,800
         Apache Corp..................................  15,000  1,963,800
         Devon Energy Corp............................  10,000    917,700
         Occidental Petroleum Corp....................  17,200  1,797,228
         QEP Resources, Inc...........................  20,000    810,800
         SandRidge Energy, Inc.+......................  70,000    896,000
         Southwestern Energy Co.+.....................  30,000  1,289,100
                                                               ----------
                                                                8,903,428
                                                               ----------


                                                                 VALUE
                  SECURITY DESCRIPTION              SHARES      (NOTE 3)
         -----------------------------------------------------------------
         OIL COMPANIES-INTEGRATED -- 6.7%
           Chevron Corp............................  45,000   $  4,834,350
           ConocoPhillips..........................  30,000      2,395,800
           Exxon Mobil Corp........................  30,000      2,523,900
           Marathon Oil Corp.......................  25,000      1,332,750
                                                              ------------
                                                                11,086,800
                                                              ------------
         OIL FIELD MACHINERY & EQUIPMENT -- 0.5%
           National Oilwell Varco, Inc.............  10,000        792,700
                                                              ------------
         OIL-FIELD SERVICES -- 0.8%
           Halliburton Co..........................  28,000      1,395,520
                                                              ------------
         PAPER & RELATED PRODUCTS -- 1.5%
           International Paper Co..................  80,000      2,414,400
                                                              ------------
         RETAIL-APPAREL/SHOE -- 0.5%
           Gap, Inc................................  40,000        906,400
                                                              ------------
         RETAIL-BUILDING PRODUCTS -- 1.0%
           Lowe's Cos., Inc........................  60,000      1,585,800
                                                              ------------
         RETAIL-DISCOUNT -- 2.1%
           Target Corp.............................  50,000      2,500,500
           Wal-Mart Stores, Inc....................  20,000      1,041,000
                                                              ------------
                                                                 3,541,500
                                                              ------------
         RETAIL-DRUG STORE -- 1.5%
           CVS Caremark Corp.......................  70,000      2,402,400
                                                              ------------
         RETAIL-REGIONAL DEPARTMENT STORES -- 1.5%
           Macy's, Inc............................. 100,000      2,426,000
                                                              ------------
         RETAIL-RESTAURANTS -- 0.5%
           McDonald's Corp.........................  10,000        760,900
                                                              ------------
         SAVINGS & LOANS/THRIFTS -- 1.5%
           People's United Financial, Inc.......... 200,000      2,516,000
                                                              ------------
         SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 0.5%
           Marvell Technology Group, Ltd.+.........  50,000        777,500
                                                              ------------
         STEEL-PRODUCERS -- 0.5%
           United States Steel Corp................  15,000        809,100
                                                              ------------
         STEEL-SPECIALTY -- 0.4%
           Allegheny Technologies, Inc.............  10,000        677,200
                                                              ------------
         TELEPHONE-INTEGRATED -- 3.2%
           AT&T, Inc............................... 100,000      3,060,000
           Verizon Communications, Inc.............  60,000      2,312,400
                                                              ------------
                                                                 5,372,400
                                                              ------------
         TOBACCO -- 0.8%
           Philip Morris International, Inc........  20,000      1,312,600
                                                              ------------
         TRANSPORT-SERVICES -- 1.0%
           United Parcel Service, Inc., Class B....  23,000      1,709,360
                                                              ------------
         WIRELESS EQUIPMENT -- 0.5%
           RF Micro Devices, Inc.+................. 125,000        801,250
                                                              ------------
         TOTAL LONG-TERM INVESTMENT SECURITIES
            (cost $149,942,339)....................            164,893,628
                                                              ------------

        SUNAMERICA VALUE FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2011 -- (UNAUDITED) (CONTINUED)



                                                PRINCIPAL     VALUE
                SECURITY DESCRIPTION             AMOUNT      (NOTE 3)
        ----------------------------------------------------------------
        REPURCHASE AGREEMENT -- 1.2%
          State Street Bank and Trust Co.
           Joint Repurchase Agreement(1)
           (cost $2,075,000).................. $2,075,000  $  2,075,000
                                                           ------------
        TOTAL INVESTMENTS --
           (cost $152,017,339)(2).............      100.7%  166,968,628
        Liabilities in excess of other assets.       (0.7)   (1,185,692)
                                               ----------  ------------
        NET ASSETS --                               100.0% $165,782,936
                                               ==========  ============

--------
+    Non-income producing security
(1)  See Note 3 for details of Joint Repurchase Agreement.
(2)  See Note 7 for cost of investments on a tax basis.
ADR --American Depository Receipt


The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2011 (see Note 3):

                                            LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                                QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
                                            --------------------- ----------------- ---------------------- ------------
ASSETS:
Long-Term Investment Securities:
  Common Stock:
   Diversified Banking Institutions........     $ 15,786,950         $       --              $--           $ 15,786,950
   Diversified Manufacturing Operations....        8,852,840                 --               --              8,852,840
   Oil Companies-Exploration & Production..        8,903,428                 --               --              8,903,428
   Oil Companies-Integrated................       11,086,800                 --               --             11,086,800
   Other Industries*.......................      120,263,610                 --               --            120,263,610
Repurchase Agreement.......................               --          2,075,000               --              2,075,000
                                                ------------         ----------              ---           ------------
TOTAL......................................     $164,893,628         $2,075,000              $--           $166,968,628
                                                ============         ==========              ===           ============

--------
* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

        SUNAMERICA INTERNATIONAL SMALL-CAP FUND
        PORTFOLIO PROFILE -- MARCH 31, 2011 -- (UNAUDITED)

INDUSTRY ALLOCATION*

                 Exchange-Traded Funds.................... 6.0%
                 Electronic Components-Misc............... 4.4
                 Diversified Manufacturing Operations..... 3.5
                 Distribution/Wholesale................... 2.8
                 E-Commerce/Products...................... 2.4
                 Banks-Commercial......................... 2.1
                 Machinery-General Industrial............. 2.0
                 Semiconductor Equipment.................. 2.0
                 Auto/Truck Parts & Equipment-Original.... 2.0
                 Paper & Related Products................. 2.0
                 Time Deposits............................ 1.9
                 Rental Auto/Equipment.................... 1.9
                 Machinery-Electrical..................... 1.6
                 Internet Content-Information/News........ 1.5
                 Investment Management/Advisor Services... 1.5
                 Insurance-Life/Health.................... 1.5
                 Retail-Misc./Diversified................. 1.5
                 Metal-Diversified........................ 1.5
                 Building-Residential/Commercial.......... 1.2
                 Auto/Truck Parts & Equipment-Replacement. 1.2
                 Home Furnishings......................... 1.1
                 Commercial Services...................... 1.1
                 Recycling................................ 1.1
                 Banks-Money Center....................... 1.1
                 Motorcycle/Motor Scooter................. 1.1
                 Diversified Financial Services........... 1.1
                 Metal Processors & Fabrication........... 1.1
                 Beverages-Wine/Spirits................... 1.1
                 Insurance-Property/Casualty.............. 1.1
                 Chemicals-Diversified.................... 1.1
                 Machinery-Construction & Mining.......... 1.0
                 Seismic Data Collection.................. 1.0
                 Entertainment Software................... 1.0
                 Gas-Distribution......................... 1.0
                 Leisure Products......................... 1.0
                 Medical-Drugs............................ 1.0
                 Chemicals-Specialty...................... 1.0
                 Machinery-Material Handling.............. 1.0
                 Transport-Services....................... 1.0
                 Finance-Other Services................... 1.0
                 Housewares............................... 1.0
                 Publishing-Periodicals................... 1.0
                 Telecom Services......................... 1.0
                 Banks-Mortgage........................... 1.0
                 Food-Meat Products....................... 1.0
                 Diagnostic Kits.......................... 1.0
                 Gold Mining.............................. 1.0
                 Oil Field Machinery & Equipment.......... 0.9
                 Hotels/Motels............................ 0.9
                 Transport-Truck.......................... 0.9
                 Human Resources.......................... 0.9
                 Cosmetics & Toiletries................... 0.9
                 Electric Products-Misc................... 0.8
                 Veterinary Products...................... 0.8
                 Electronic Connectors.................... 0.8
                 Coatings/Paint........................... 0.7
                 Internet Infrastructure Software......... 0.7
                 Private Equity........................... 0.7
                 E-Commerce/Services...................... 0.7
                 Food-Retail.............................. 0.7

                  Electronic Components-Semiconductors.  0.6%
                  Medical Labs & Testing Services......  0.6
                  Agricultural Operations..............  0.6
                  Electronic Measurement Instruments...  0.6
                  Containers-Paper/Plastic.............  0.6
                  Consulting Services..................  0.6
                  Pipelines............................  0.6
                  Computers-Integrated Systems.........  0.6
                  Batteries/Battery Systems............  0.5
                  Agricultural Chemicals...............  0.5
                  Retail-Home Furnishings..............  0.5
                  Medical Products.....................  0.5
                  Fisheries............................  0.5
                  Engineering/R&D Services.............  0.5
                  Alternative Waste Technology.........  0.5
                  Retail-Bookstores....................  0.5
                  Power Converter/Supply Equipment.....  0.5
                  Machinery-Thermal Process............  0.5
                  Venture Capital......................  0.5
                  Audio/Video Products.................  0.5
                  Finance-Credit Card..................  0.4
                  Tools-Hand Held......................  0.4
                  Retail-Apparel/Shoe..................  0.4
                  Schools..............................  0.4
                  Medical Information Systems..........  0.4
                  Platinum.............................  0.4
                  Real Estate Management/Services......  0.3
                  Rubber-Tires.........................  0.3
                  Building Products-Air & Heating......  0.3
                  Shipbuilding.........................  0.3
                  Textile-Products.....................  0.2
                  Machinery-Pumps......................  0.2
                  Building & Construction-Misc.........  0.1
                                                        ----
                                                        97.8%
                                                        ====

--------
*Calculated as a percentage of net assets

        SUNAMERICA INTERNATIONAL SMALL-CAP FUND
        PORTFOLIO PROFILE -- MARCH 31, 2011 -- (UNAUDITED) (CONTINUED)


COUNTRY ALLOCATION*

                             Japan.......... 18.4%
                             United Kingdom.  9.7
                             Germany........  6.0
                             Ireland........  5.7
                             Cayman Islands.  5.4
                             Italy..........  4.7
                             Bermuda........  4.4
                             South Korea....  4.4
                             Finland........  4.2
                             France.........  3.9
                             Australia......  3.7
                             Netherlands....  3.2
                             Luxembourg.....  3.0
                             United States..  2.6
                             Belgium........  2.5
                             China..........  2.5
                             Switzerland....  2.3
                             Sweden.........  2.1
                             Austria........  1.7
                             Norway.........  1.6
                             Guernsey.......  1.0
                             Jersey.........  1.0
                             Indonesia......  0.8
                             Thailand.......  0.7
                             Malaysia.......  0.6
                             Mauritius......  0.6
                             Singapore......  0.6
                             Hong Kong......  0.5
                                             ----
                                             97.8%
                                             ====

--------
*Calculated as a percentage of net assets

        SUNAMERICA INTERNATIONAL SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2011 -- (UNAUDITED)



                                                                  VALUE
                   SECURITY DESCRIPTION                 SHARES   (NOTE 3)
      -------------------------------------------------------------------
      COMMON STOCK -- 88.8%
      AUSTRALIA -- 3.7%
        carsales.com.au, Ltd...........................  52,390 $  280,702
        Centamin Egypt, Ltd.+.......................... 193,652    421,561
        Emeco Holdings, Ltd............................ 243,874    306,485
        Incitec Pivot, Ltd.............................  54,086    242,237
        Navitas, Ltd...................................  38,000    168,226
        Transfield Services, Ltd.......................  65,000    225,230
        White Energy Co., Ltd. (2010 Performance
         Shares)+(1)(2)................................     978          0
        White Energy Co., Ltd. (2011 Performance
         Shares)+(1)(2)................................     978          0
                                                                ----------
                                                                 1,644,441
                                                                ----------
      AUSTRIA -- 1.7%
        Austria Technologie & Systemtechnik AG.........  16,260    364,896
        Schoeller-Bleckmann Oilfield Equipment AG......   4,219    414,775
                                                                ----------
                                                                   779,671
                                                                ----------
      BELGIUM -- 2.5%
        Barco NV+......................................   5,715    440,116
        Nyrstar........................................  45,705    659,390
        Nyrstar VVPR+..................................  18,816        160
                                                                ----------
                                                                 1,099,666
                                                                ----------
      BERMUDA -- 4.4%
        Aquarius Platinum, Ltd.........................  29,053    161,974
        China Gas Holdings, Ltd........................ 534,000    262,931
        Digital China Holdings, Ltd.................... 239,000    454,738
        Johnson Electric Holdings, Ltd................. 162,500     95,889
        Lancashire Holdings, Ltd.......................  49,822    477,548
        Man Wah Holdings, Ltd.......................... 186,400    241,071
        Peace Mark Holdings, Ltd.+(1)(2)...............   8,000          0
        Texwinca Holdings, Ltd.........................  92,000     97,576
        Trinity, Ltd................................... 200,000    185,639
                                                                ----------
                                                                 1,977,366
                                                                ----------
      CAYMAN ISLANDS -- 5.4%
        AAC Acoustic Technologies Holdings, Inc........ 164,000    442,756
        ASM Pacific Technology, Ltd....................  34,400    431,186
        China High Speed Transmission Equipment Group
         Co., Ltd...................................... 137,000    220,157
        Lee & Man Paper Manufacturing, Ltd............. 408,000    279,569
        Polarcus, Ltd.+................................ 327,497    469,016
        Shenguan Holdings Group, Ltd................... 366,000    430,059
        TPK Holding Co., Ltd.+.........................   5,000    137,554
                                                                ----------
                                                                 2,410,297
                                                                ----------
      CHINA -- 2.5%
        Beijing Jingkelong Co., Ltd.................... 246,000    300,442
        Weichai Power Co., Ltd.........................  85,000    517,416
        Zhuzhou CSR Times Electric Co., Ltd............  73,000    277,790
                                                                ----------
                                                                 1,095,648
                                                                ----------
      FINLAND -- 4.1%
        Cramo Oyj......................................  18,364    475,225
        Konecranes Oyj.................................  15,014    695,147
        Pohjola Bank PLC...............................  47,593    648,857
                                                                ----------
                                                                 1,819,229
                                                                ----------


                                                             VALUE
                    SECURITY DESCRIPTION           SHARES   (NOTE 3)
           ----------------------------------------------------------
           FRANCE -- 3.9%
             GameLoft SA+.........................  71,469 $  466,927
             Laurent-Perrier......................   4,273    478,400
             Rubis SA.............................   3,856    460,239
             Virbac SA............................   2,161    360,250
                                                           ----------
                                                            1,765,816
                                                           ----------
           GERMANY -- 5.0%
             Aareal Bank AG+......................  13,596    436,040
             Aurelius AG..........................   7,550    320,889
             CTS Eventim AG.......................   7,097    457,884
             Muehlbauer Holding AG & Co...........   7,753    428,514
             zooplus AG+..........................   4,512    584,385
                                                           ----------
                                                            2,227,712
                                                           ----------
           GUERNSEY -- 1.0%
             Stobart Group, Ltd................... 189,586    441,906
                                                           ----------
           HONG KONG -- 0.5%
             China Everbright International, Ltd.. 461,000    224,616
                                                           ----------
           INDONESIA -- 0.8%
             PT United Tractors Tbk............... 150,666    375,475
                                                           ----------
           IRELAND -- 2.7%
             DCC PLC..............................  21,763    692,877
             Smurfit Kappa Group PLC+.............  40,483    515,779
                                                           ----------
                                                            1,208,656
                                                           ----------
           ITALY -- 4.7%
             Amplifon SpA......................... 110,631    671,672
             DiaSorin SpA.........................   9,773    430,051
             Piaggio & C SpA...................... 141,277    482,525
             Yoox SpA+............................  37,348    518,710
                                                           ----------
                                                            2,102,958
                                                           ----------
           JAPAN -- 18.4%
             Ain Pharmaciez, Inc..................   8,000    279,875
             Asahi Diamond Industrial Co., Ltd....  10,000    191,873
             Benefit One, Inc.....................     154    106,826
             Chugoku Marine Paints, Ltd...........  39,000    326,797
             Credit Saison Co., Ltd...............  12,300    197,853
             Dai-ichi Seiko Co., Ltd..............   6,900    347,986
             Daiseki Co., Ltd.....................   9,900    193,287
             Eiken Chemical Co., Ltd..............  16,200    189,110
             en-japan, Inc........................     206    307,341
             Enplas Corp..........................   9,900    130,207
             EPS Co., Ltd.........................      37     86,606
             Foster Electric Co., Ltd.............   8,800    201,645
             FP Corp..............................   5,000    265,088
             GCA Savvian Group Corp...............      83    137,402
             Hajime Construction Co., Ltd.........  11,600    270,546
             HIRANO TECSEED Co., Ltd..............  15,000    220,005
             Jafco Co., Ltd.......................   8,000    205,819
             Kakaku.com, Inc......................      34    189,457
             Kenedix, Inc.+.......................   1,094    222,009
             Koito Manufacturing Co., Ltd.........  13,000    208,331
             Kokusai Co., Ltd.....................  23,100    174,958
             Mani, Inc............................   6,900    236,415
             Maruwa Co., Ltd......................   4,800    155,518

        SUNAMERICA INTERNATIONAL SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2011 -- (UNAUDITED) (CONTINUED)



                                                               VALUE
                    SECURITY DESCRIPTION             SHARES   (NOTE 3)
         --------------------------------------------------------------
         COMMON STOCK (CONTINUED)
         JAPAN (CONTINUED)
           Matsuda Sangyo Co., Ltd..................  10,200 $  155,121
           Modec, Inc...............................   6,000    109,425
           Nichi-iko Pharmaceutical Co., Ltd........   6,900    177,933
           Nifco, Inc...............................   8,000    191,585
           Nihon M&A Center, Inc....................      49    263,026
           Nippon Ceramic Co., Ltd..................   4,700     96,000
           Nippon Kodoshi Corp......................   2,700     68,165
           NPC, Inc.................................   9,400    243,871
           Otsuka Corp..............................   4,000    257,273
           OUTSOURCING, Inc.........................  28,400    128,036
           Park24 Co, Ltd...........................   7,200     69,767
           Proto Corp...............................   6,600    239,625
           Rinnai Corp..............................   1,900    126,088
           Software Service, Inc....................   8,500    167,180
           Teikoku Electric Manufacturing Co., Ltd..   5,100     94,667
           Tocalo Co., Ltd..........................  11,400    204,893
           Toda Kogyo Corp..........................  18,000    160,135
           Token Corp...............................   6,470    285,075
           Tokyu Livable, Inc.......................  17,300    151,619
           Village Vanguard Co., Ltd................      66    222,328
                                                             ----------
                                                              8,256,766
                                                             ----------
         JERSEY -- 1.0%
           United Business Media, Ltd...............  45,657    438,359
                                                             ----------
         MALAYSIA -- 0.6%
           KNM Group Bhd............................ 302,900    276,023
                                                             ----------
         MAURITIUS -- 0.6%
           Golden Agri-Resources, Ltd............... 498,670    272,973
                                                             ----------
         NETHERLANDS -- 3.2%
           Aalberts Industries NV...................  20,969    497,616
           ASM International NV+....................  11,618    456,081
           SNS REAAL NV.............................  86,860    491,776
                                                             ----------
                                                              1,445,473
                                                             ----------
         NORWAY -- 1.6%
           Leroey Seafood Group ASA.................   7,621    234,270
           Tomra Systems ASA........................  60,349    493,246
                                                             ----------
                                                                727,516
                                                             ----------
         SINGAPORE -- 0.6%
           Venture Corp., Ltd.......................  35,000    266,838
                                                             ----------
         SOUTH KOREA -- 4.4%
           Cheil Industries, Inc....................   3,737    396,883
           Hyundai Glovis Co., Ltd..................   2,784    395,919
           Hankook Tire Co., Ltd....................   4,620    150,989
           Hyundai Mipo Dockyard Co., Ltd...........     738    125,809
           LG Household & Health Care, Ltd..........   1,040    390,136
           Sungwoo Hitech Co., Ltd..................  26,308    485,653
                                                             ----------
                                                              1,945,389
                                                             ----------
         SWEDEN -- 2.1%
           Duni AB..................................  39,131    438,619
           Nobia AB+................................  53,220    499,578
                                                             ----------
                                                                938,197
                                                             ----------


                                                                VALUE
                 SECURITY DESCRIPTION                SHARES    (NOTE 3)
      ------------------------------------------------------------------
      SWITZERLAND -- 2.3%
        Implenia AG+...............................     1,180 $    39,697
        Sulzer AG..................................     4,350     655,460
        VZ Holding AG..............................     2,306     333,912
                                                              -----------
                                                                1,029,069
                                                              -----------
      THAILAND -- 0.7%
        TMB Bank PCL+(3)........................... 3,988,600     311,228
                                                              -----------
      UNITED KINGDOM -- 9.7%
        Croda International PLC....................    17,607     473,953
        IG Group Holdings PLC......................    60,083     440,094
        International Personal Finance PLC.........    93,244     481,056
        Millennium & Copthorne Hotels PLC..........    49,736     403,719
        Nanoco Group PLC+..........................   218,181     280,005
        Robert Walters PLC.........................    82,756     392,961
        Spirax-Sarco Engineering PLC...............    14,961     465,368
        St James's Place PLC.......................   127,215     682,642
        Telecity Group PLC+........................    53,695     438,009
        Yule Catto & Co. PLC.......................    90,074     290,583
                                                              -----------
                                                                4,348,390
                                                              -----------
      UNITED STATES -- 0.7%
        AsiaInfo-Linkage, Inc.+....................    14,918     322,975
                                                              -----------
      TOTAL COMMON STOCK
         (cost $33,580,350)........................            39,752,653
                                                              -----------
      EXCHANGE-TRADED FUNDS -- 6.0%
      IRELAND -- 3.0%
        iShares MSCI EM Latin America..............     9,047     272,948
        iShares MSCI Latin America Fund............    35,245   1,062,952
                                                              -----------
                                                                1,335,900
                                                              -----------
      LUXEMBOURG -- 3.0%
        db x-trackers - MSCI EM EMEA TRN Index
         ETF+......................................     4,945     193,448
        db x-trackers - MSCI Emerging Markets TRN
         Index ETF+................................    29,338   1,147,703
                                                              -----------
                                                                1,341,151
                                                              -----------
      TOTAL EXCHANGE-TRADED FUNDS
         (cost $1,759,192).........................             2,677,051
                                                              -----------
      PREFERRED STOCK -- 1.0%
      GERMANY -- 1.0%
        Jungheinrich AG
         (cost $267,714)...........................    11,218     450,712
                                                              -----------
      RIGHTS+ -- 0.1%
      FINLAND -- 0.1%
        Cramo OYJ
         Expires 04/15/2011
         (strike price EUR 10.50)
         (cost $0).................................    15,236      53,506
                                                              -----------
      TOTAL LONG-TERM INVESTMENT SECURITIES
         (cost $35,607,256)........................            42,933,922
                                                              -----------

        SUNAMERICA INTERNATIONAL SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2011 -- (UNAUDITED) (CONTINUED)



                                                 PRINCIPAL   VALUE
                 SECURITY DESCRIPTION             AMOUNT    (NOTE 3)
         ------------------------------------------------------------
         SHORT-TERM INVESTMENT SECURITIES -- 1.9%
         TIME DEPOSITS -- 1.9%
           Euro Time Deposit with State Street
            Bank and Trust Co.
            0.01% due 04/01/11
            (cost $844,000)..................... $844,000  $   844,000
                                                           -----------
         TOTAL INVESTMENTS --
            (cost $36,451,256)(4)...............     97.8%  43,777,922
         Other assets less liabilities..........      2.2      990,784
                                                 --------  -----------
         NET ASSETS --                              100.0% $44,768,706
                                                 ========  ===========

--------
+    Non-income producing security
(1) Fair valued security. Securities are classified as Level 3 for disclosures based on the securities valuation inputs; see Note 3.
(2) Illiquid security. At March 31, 2011, the aggregate value of these securities was $0 representing 0% of net assets.
(3) Fair valued security. Securities are classified as Level 2 for disclosures based on the securities valuation inputs; see Note 3.
(4)  See Note 7 for cost of investments on a tax basis.
ETF  --Exchange-Traded Fund
EUR  --Euro
VVPR --Reduced tax rate shares


The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2011 (see Note 3):

                                      LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                          QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
                                      --------------------- ----------------- ---------------------- -----------
ASSETS:
Long-Term Investment Securities:
  Common Stock:
   Cayman Islands....................      $ 2,410,297         $       --              $--           $ 2,410,297
   Germany...........................        2,227,712                 --               --             2,227,712
   Japan.............................        8,256,766                 --               --             8,256,766
   United Kingdom....................        4,348,390                 --               --             4,348,390
   Other Countries*..................       22,198,260            311,228                0            22,509,488
  Exchange-Traded Funds..............        2,677,051                 --               --             2,677,051
  Preferred Stock....................          450,712                 --               --               450,712
  Rights.............................           53,506                 --               --                53,506
  Short-Term Investment Securities:
   Time Deposit......................               --            844,000               --               844,000
                                           -----------         ----------              ---           -----------
TOTAL................................      $42,622,694         $1,155,228              $ 0           $43,777,922
                                           ===========         ==========              ===           ===========

--------
* Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                                       COMMON STOCK RIGHTS
                                                       ------------ ------
     Balance as of 09/30/2010.........................     $ 0       $ 0
     Accrued discounts/premiums.......................      --        --
     Realized gain (loss).............................      --        --
     Change in unrealized appreciation (depreciation).      --        --
     Net purchases (sales)............................      --        (0)
     Transfers in and/or out of Level 3...............      --        --
                                                           ---       ---
     Balance as of 03/31/2011.........................     $ 0       $--
                                                           ===       ===

See Notes to Financial Statements

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2011 -- (UNAUDITED)

Note 1. Organization

   SunAmerica Equity Funds is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company and was organized as a Massachusetts business trust (the "Trust" or "Equity Funds") on June 16, 1986. It currently consists of three different funds (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series of the Trust with a distinct objective and/or strategy. Each Fund is advised and/or managed by SunAmerica Asset Management Corp. (the "Adviser" or "SunAmerica"). An investor may invest in one or more of the following Funds: SunAmerica International Equity Fund ("International Equity Fund"), SunAmerica Value Fund ("Value Fund"), and SunAmerica International Small-Cap Fund ("International Small-Cap Fund"). The Funds are considered to be separate entities for financial and tax reporting purposes.

   The investment objective and principal investment techniques for each of the Funds are as follows:

   INTERNATIONAL EQUITY FUND seeks capital appreciation by active trading of equity securities and other securities with equity characteristics of non-U.S. issuers located in a number of different countries other than the U.S. and selected without regard to market capitalization. Under normal circumstances, at least 80% of the Fund's net assets, plus any borrowing for investment purposes, will be invested in equity securities.

   VALUE FUND seeks long-term growth of capital by active trading of equity securities selected on the basis of a value criteria, issued by companies of any market capitalization, that offer the potential for long-term growth of capital.

   INTERNATIONAL SMALL-CAP FUND seeks long-term capital appreciation by active trading of equity securities and other securities with equity characteristics of non-U.S. small-cap companies throughout the world, including emerging market countries. Under normal circumstances, at least 80% of the Fund's net assets, plus any borrowings for investment purposes, will be invested in such securities.

   Each Fund is organized as a "diversified" fund within the meaning of the 1940 Act.

   Each Fund offers multiple classes of shares. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares in amounts $1,000,000 or more will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase. With respect to Class A shares of the International Equity Fund and International Small-Cap Fund, a redemption fee of 2% will be assessed on the proceeds of any redemption of shares that were purchased within ninety
   (90) calendar days prior to the date of such redemption. An exchange fee of 2% will be assessed on the amount of any exchange of Class A shares of the International Equity Fund and International Small-Cap Fund that were purchased within ninety (90) calendar days prior to the date of such exchange.

   Class B shares are offered without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares of each Fund convert automatically to Class A shares approximately eight years after purchase of such Class B shares and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Class C shares are offered at net asset value per share without an initial sales charge, although may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase.

   Class I and Class Z shares are offered at net asset value per share. These classes are offered exclusively to certain institutions and to participants in certain employee benefit plans and other programs. Class I shares are closed to new purchases, however, existing investors may continue to purchase shares through reinvestments of dividends and capital gains distributions. Class I shares of the Value Fund were liquidated effective March 2, 2010.

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2011 -- (UNAUDITED)
        (CONTINUED)


   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Trust's registration statement. Class A, Class B and Class C shares each make distribution and account maintenance fee payments under the distribution plans pursuant to Rule 12b-1 under the 1940 Act, except that Class B and Class C shares are subject to higher distribution fee rates. Class I shares and Class Z shares have not adopted 12b-1 plans and make no payments thereunder, however, Class I shares pay a service fee to the Funds' distributor for providing administrative and shareholder services (see Note
   4).

   INDEMNIFICATIONS: Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current trustees who is not an "interested person," as defined in Section 2(a)(19) of the 1940 Act, of the Trust (collectively, the "Disinterested Trustees"), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2. Fund Mergers

   Pursuant to a plan of reorganization, all of the assets and liabilities of the SunAmerica Focused Large-Cap Value Portfolio ("Focused Large-Cap Value Portfolio"), a series of the Corporation, were transferred in a tax-free exchange to the Value Fund, in exchange for shares of the Value Fund. The reorganization was consummated on October 26, 2009. The acquiring fund acquired all of the assets and liabilities of the target fund as shown in the table below. Class A, Class B and Class C shares of the Focused Large-Cap Value Portfolio were exchanged tax-free for Class A, Class B and Class C shares of Value Fund at an exchange ratio of 0.78 to 1, 0.77 to 1 and 0.77 to 1, respectively. Shares of the Value Fund issued in connection with the acquisition of the Focused Large-Cap Value Portfolio were 7,374,611 with a value of $79,273,334. The assets in the investment portfolio of the Focused Large-Cap Value Portfolio with a value of $79,261,700 and identified cost of $73,975,265 as of the date of the reorganization, were the principal assets acquired by the acquiring fund. For financial statement purposes, assets received and shares issued by the acquiring fund were recorded at value; however, the cost basis of the investments received from the target fund were carried forward to align ongoing reporting of the acquiring fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

   The following is a summary of the shares outstanding, net assets, net asset value per share and net unrealized appreciation/(depreciation) immediately before and after the reorganizations:

                                                            NET ASSET NET UNREALIZED
                                     SHARES        NET        VALUE    APPRECIATION
                                   OUTSTANDING    ASSETS    PER SHARE (DEPRECIATION)
                                   ----------- ------------ --------- --------------
Target Fund
Focused Large Cap-Value Portfolio.                                     $ 5,286,435
  Class A.........................  6,439,768  $ 54,815,779  $ 8.51
  Class B.........................    867,878     6,871,725    7.92
  Class C.........................  2,213,883    17,585,830    7.94
Acquiring Fund
Value Fund........................                                     $ 4,908,527
  Class A.........................  4,784,330  $ 52,515,489  $10.98
  Class B.........................  1,102,538    11,329,123   10.28
  Class C.........................    921,634     9,467,172   10.27
  Class Z.........................  1,862,199    21,520,775   11.56
  Class I.........................      1,377        15,085   10.96
Post Reorganization
Value Fund........................                                     $10,194,962
  Class A.........................  9,778,221  $107,331,268  $10.98
  Class B.........................  1,771,282    18,200,848   10.28
  Class C.........................  2,633,610    27,053,002   10.27
  Class Z.........................  1,862,199    21,520,775   11.56
  Class I.........................      1,377        15,085   10.96

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2011 -- (UNAUDITED)
        (CONTINUED)


   Assuming the reorganization had been completed on October 1, 2009, the beginning of the annual reporting period for the acquiring fund, the pro forma results of operations for the period ended September 30, 2010, are as follows:

Net investment income (loss)................... $1,007,803
Net realized/unrealized gains (losses).........  5,817,775
                                                ----------
Change in net assets resulting from operations. $6,825,578
                                                ==========

   Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the target fund that have been included in the Statement of Operations since
   October 26, 2009.

Note 3. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of the significant accounting policies followed by the Trust in the preparation of their financial statements:

   SECURITY VALUATIONS: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will generally be valued based upon the last reported bid price.

   As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund's shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (the "Board") to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

   Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

   Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2011 -- (UNAUDITED)
        (CONTINUED)


   Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

   Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

   The various inputs that may be used to determine the value of the Funds' investments are summarized into three broad levels listed below:

   Level 1 -- Unadjusted quoted prices in active markets for identical securities
   Level 2 -- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees, etc.)
   Level 3 -- Significant unobservable inputs (includes inputs that reflect the Funds' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

   The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The summary of the inputs used to value the Funds' net assets as of March 31, 2011 are reported on a schedule following the Portfolio of Investments.

   REPURCHASE AGREEMENTS: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest, to ensure that the value at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   As of March 31, 2011, the following Funds held an undivided interest in a joint repurchase agreement with State Street Bank and Trust Co.:

            PERCENTAGE PRINCIPAL
FUND         INTEREST   AMOUNT
----        ---------- ----------
Value Fund.    2.19%   $2,075,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   State Street Bank and Trust Co., dated March 31, 2011, bearing interest at a rate of 0.01% per annum, with a principal amount of $94,912,000, a repurchase price of $94,912,026, and a maturity date of April 1, 2011. The repurchase agreement is collateralized by the following:

                                    MATURITY   PRINCIPAL
TYPE OF COLLATERAL   INTEREST RATE    DATE      AMOUNT    MARKET VALUE
------------------   ------------- ---------- ----------- ------------
U.S. Treasury Bills.     0.05%     04/21/2011 $96,815,000 $96,812,289

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2011 -- (UNAUDITED)
        (CONTINUED)


   SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains at various rates. For financial statements purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

   Net investment income, other than class-specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

   Expenses common to all Funds, not directly related to individual Funds, are allocated among the Funds based upon their relative net asset value or other appropriate methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

   Dividends from net investment income, if any, are paid annually. Capital gain distributions, if any, are paid at least annually.

   The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss) and net assets are not affected by these reclassifications.

   Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments to its shareholders. Therefore, no federal tax provisions are required. Each Fund is considered a separate entity for tax purposes. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examination by tax authorities for tax years ending before 2007.

   FOREIGN CURRENCY TRANSLATION: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period. Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

Note 4. Investment Advisory and Management Agreement, Distribution Agreement and Service Agreement

   The Trust, on behalf of each Fund, has an Investment Advisory and Management Agreement (the "Agreement") with SunAmerica. Under the Agreement, SunAmerica provides continuous supervision of a Fund's portfolio and administers its corporate affairs, subject to general review by the Trustees. In connection therewith, SunAmerica furnishes the Funds with office facilities, maintains certain of the Funds' books and records, and pays the salaries and expenses of all personnel, including officers of the Funds who are employees of SunAmerica and its affiliates.

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2011 -- (UNAUDITED)
        (CONTINUED)


   The Funds pay SunAmerica a monthly investment advisory and management fee calculated daily at the following annual percentages of each Fund's average daily net assets:

                              MANAGEMENT
FUND                             FEES
----                          ----------
International Equity Fund....    1.00%
Value Fund...................    0.75
International Small-Cap Fund.    1.15

   For the six months ended March 31, 2011, SunAmerica earned fees in the amounts stated in the Statement of Operations.

   The International Equity Fund and International Small-Cap Fund are subadvised by PineBridge Investments, LLC ("PineBridge") pursuant to a subadvisory agreement with SunAmerica. PineBridge receives an annual fee of 0.47% of average daily net assets for the International Equity Fund and 0.60% of average daily net assets for the International Small-Cap Fund, which is paid by SunAmerica. For the six months ended March 31, 2011, PineBridge voluntary waived 0.05% of the fee payable by SunAmerica to PineBridge for the International Small-Cap Fund.

   SunAmerica has contractually agreed to waive fees or reimburse expenses to the extent necessary to cap the Funds' annual fund operating expenses at the following percentages of each Class's average daily net assets. For the purposes of waived fee and/or reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principals, or acquired fund fees and expenses. The contractual fee waivers and expense reimbursements will continue in effect indefinitely unless terminated by the Trustees, including a majority of the Disinterested Trustees.

FUND                                  PERCENTAGE
----                                  ----------
International Equity Fund Class A....    1.90%
International Equity Fund Class B....    2.55
International Equity Fund Class C....    2.55
International Equity Fund Class I....    1.80
Value Fund Class A...................    1.63
Value Fund Class B...................    2.28
Value Fund Class C...................    2.28
Value Fund Class Z...................    1.06
International Small-Cap Fund Class A.    1.90
International Small-Cap Fund Class B.    2.55
International Small-Cap Fund Class C.    2.55

   Any contractual waivers and/or reimbursements made by SunAmerica are subject to recoupment from the Funds within the following two years of making such waivers or reimbursements, provided that the Funds are able to effect such payment to SunAmerica and remain in compliance with the foregoing expense limitations.

   For the six months ended March 31, 2011, pursuant to the contractual and voluntary expenses limitations referred to above, SunAmerica has waived or reimbursed expenses as follows:

International Equity Fund Class B.... $ 4,765
International Equity Fund Class C....   2,116
International Equity Fund Class I....      20
Value Fund Class B...................     459
Value Fund Class C...................   2,294
International Small-Cap Fund Class A.  64,542
International Small-Cap Fund Class B.   7,118
International Small-Cap Fund Class C.   8,183

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2011 -- (UNAUDITED)
        (CONTINUED)


   For the six months ended March 31, 2011, the amounts recouped by the Adviser are as follows:

                                             CLASS
                                    OTHER   SPECIFIC
                                   EXPENSES EXPENSES
                                   RECOUPED RECOUPED
                                   -------- --------
International Equity Fund Class B.   $ --    $1,055
International Equity Fund Class C.     --       482
International Equity Fund Class I.     --       841
Value Fund Class A................    667        --
Value Fund Class B................     65       757
Value Fund Class C................    117     7,668
Value Fund Class Z................    125        --

   At March 31, 2011, expenses previously waived and/or reimbursed by SunAmerica during the prior two years that remain subject to recoupment are as follows:

                                                   CLASS
                                        OTHER     SPECIFIC
                                       EXPENSES   EXPENSES
                                      REIMBURSED REIMBURSED
                                      ---------- ----------
International Equity Fund Class B....  $    99    $ 29,116
International Equity Fund Class C....       --      14,180
International Equity Fund Class I....       57       4,634
Value Fund Class A...................   31,846          --
Value Fund Class B...................    7,596      15,845
Value Fund Class C...................    5,686       9,168
Value Fund Class Z...................   10,162          --
International Small-Cap Fund Class A.   81,882     174,668
International Small-Cap Fund Class B.      700      31,061
International Small-Cap Fund Class C.    2,037      32,342

   The Trust, on behalf of each Fund, has entered into a Distribution Agreement with SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"), an affiliate of the Adviser. Each Fund has adopted a Distribution Plan on behalf of each class of shares (other than Class I and Class Z shares) (each a "Plan" and collectively, the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan," "Class B Plan" and "Class C Plan." In adopting the Plans, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   Under the Class A Plan, Class B Plan and Class C Plan, the Distributor receives a distribution fee from a Fund at an annual rate of 0.10%, 0.75% and 0.75%, respectively, of the average daily net assets of the Fund's Class A, Class B and Class C shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. The Plans provide that the Class A, Class B and Class C shares of each Fund will pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to compensate the Distributor and certain securities firms for account maintenance activities. Accordingly, for the six months ended March 31, 2011, SACS received fees (see Statement of Operations) based upon the aforementioned rates.

   In addition, SACS is paid a fee of 0.25% of average daily net assets of Class I shares in connection with providing administrative and shareholder services to Class I shareholders. For the six months ended March 31, 2011, SACS earned fees (see Statement of Operations) based upon the aforementioned rates.

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2011 -- (UNAUDITED)
        (CONTINUED)


   SACS receives sales charges on each Fund's Class A shares, portions of which are reallocated to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund's Class A, Class B and Class C shares. SACS has advised the Funds that for the six months ended March 31, 2011, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

                                                CLASS A                     CLASS B    CLASS C
                              -------------------------------------------- ---------- ----------
                                                                CONTINGENT CONTINGENT CONTINGENT
                                      AFFILIATED                 DEFERRED   DEFERRED   DEFERRED
                               SALES   BROKER-   NON-AFFILIATED   SALES      SALES      SALES
FUND                          CHARGES  DEALERS   BROKER-DEALERS  CHARGES    CHARGES    CHARGES
----                          ------- ---------- -------------- ---------- ---------- ----------
International Equity Fund.... $17,835   $5,869       $9,152        $--      $ 9,836      $177
Value Fund...................  16,227    5,417        8,492         --       34,253       199
International Small-Cap Fund.   7,299    1,662        4,463         --          170        49

   The Trust has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Funds' transfer agent, State Street Bank and Trust Company, in connection with the services that it offers to the shareholders of the Funds. Pursuant to the Service Agreement, the Funds (except for Class Z shares of the Funds) pay a fee to SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets. No portion of this fee is paid or reimbursed by the Class Z shares, however, Class Z shares pay all direct transfer agency fees and out-of-pocket expenses relating to Class Z shares. For the six months ended March 31, 2011, the Funds incurred the following expenses which are included in transfer agent fees payable in the Statement of Asset and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement.

                                          EXPENSE                 PAYABLE AT MARCH 31, 2011
                              -------------------------------- -------------------------------
FUND                          CLASS A  CLASS B CLASS C CLASS I CLASS A CLASS B CLASS C CLASS I
----                          -------- ------- ------- ------- ------- ------- ------- -------
International Equity Fund.... $111,993 $ 9,271 $21,715 $2,814  $18,728 $1,456  $3,560   $446
Value Fund...................  136,594  12,277  23,237     --   24,893  1,979   3,915     --
International Small-Cap Fund.   49,361     441   1,252     --    7,869     77     249     --

   At March 31, 2011, the following affiliates owned a percentage of the outstanding shares of the following funds: Focused Multi-Asset Strategy Portfolio, Focused Balanced Strategy Portfolio and Focused Equity Strategy Portfolio owned 30.1%, 4.4%, and 11.4%, respectively, of the SunAmerica International Equity Fund; Focused Multi-Asset Strategy Portfolio and Focused Equity Strategy Portfolio owned 14.3% and 18.0%, respectively, of SunAmerica Value Fund; and Focused Multi-Asset Strategy Portfolio owned 89.8% of SunAmerica International Small-Cap Fund.

   On September 22, 2008, American International Group, Inc. ("AIG"), the ultimate parent of SunAmerica, SACS, and SAFS, entered into a revolving credit facility ("FRBNY Credit Facility") with the Federal Reserve Bank of New York ("NY Fed"). In connection with the FRBNY Credit Facility, on March 4, 2009, AIG issued its Series C Perpetual, Convertible, Participating Preferred Stock (the "Series C Preferred Stock") to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"). The Series C Preferred Stock was entitled to approximately 77.8% of the voting power of AIG's outstanding stock.

   On January 14, 2011, AIG completed a series of previously announced integrated transactions (the "Recapitalization") to recapitalize AIG. In the Recapitalization, AIG repaid the NY Fed approximately $21 billion in cash, representing all amounts owing under the FRBNY Credit Facility and the facility was terminated. Also as part of the Recapitalization, (i) the Series C Preferred Stock was exchanged for shares of AIG Common Stock, which was then transferred to the U.S. Department of the Treasury, and the Trust, which had previously held all shares of the Series C Preferred Stock, was terminated, and, (ii) AIG's Series E Preferred Shares and Series F Preferred Shares were exchanged for shares of AIG Common Stock and a new Series G Preferred Shares (which functions as a $2 billion commitment to provide funding that AIG will have the discretion and option to use). As a result of the Recapitalization, the United States Treasury held a majority of outstanding shares of AIG Common Stock.

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2011 -- (UNAUDITED)
        (CONTINUED)


Note 5. Expense Reductions

   Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Funds set forth below have been reduced. For the six months ended March 31, 2011, the amount of expense reductions received by each Fund, used to offset the Fund's non-affiliated expenses were as follows:

            TOTAL EXPENSE
FUND         REDUCTIONS
----        -------------
Value Fund.    $3,490

Note 6. Purchases and Sales of Investment Securities

   The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended March 31, 2011, were as follows:

                                                             INTERNATIONAL              INTERNATIONAL
                                                                EQUITY        VALUE       SMALL-CAP
                                                                 FUND         FUND          FUND
                                                             ------------- ------------ -------------
Purchases (excluding U.S. government securities)............ $173,057,925  $196,741,716  $22,008,280
Sales and maturities (excluding U.S. government securities).  188,838,395   229,190,804   43,434,193
Purchases of U.S. government securities.....................           --            --           --
Sales and maturities of U.S. government securities..........           --            --           --

Note 7. Federal Income Taxes

   The following details the tax basis of distributions as well as the components of distributable earnings. The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities due to temporary book/tax differences primarily arising from wash sales, post October losses and derivative transactions.

                                          FOR THE YEAR ENDED SEPTEMBER 30, 2010
                              --------------------------------------------------------------
                                       DISTRIBUTABLE EARNINGS            TAX DISTRIBUTIONS
                              ----------------------------------------  --------------------
                                           LONG-TERM
                                         GAINS/CAPITAL    UNREALIZED               LONG-TERM
                               ORDINARY      LOSS        APPRECIATION    ORDINARY   CAPITAL  RETURN OF
                                INCOME     CARRYOVER    (DEPRECIATION)*   INCOME     GAINS    CAPITAL
                              ---------- -------------  --------------- ---------- --------- ---------
International Equity Fund.... $       -- $(107,854,631)   $10,090,831   $    6,608    $--    $644,738
Value Fund...................    774,584   (89,131,061)    (2,191,850)     992,007     --          --
International Small-Cap Fund.  1,073,222    (4,397,536)    12,162,347    2,280,947     --          --

--------
* Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2011 -- (UNAUDITED)
        (CONTINUED)


   The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows at March 31, 2011:

                                            INTERNATIONAL               INTERNATIONAL
                                               EQUITY         VALUE       SMALL-CAP
                                                FUND          FUND          FUND
                                            ------------- ------------  -------------
Cost (tax basis)........................... $123,113,740  $159,015,077   $38,740,400
                                            ============  ============   ===========
Appreciation...............................   11,765,960    16,705,097     8,155,318
Depreciation...............................   (3,324,328)   (8,751,546)   (3,117,796)
                                            ------------  ------------   -----------
Net unrealized appreciation (depreciation). $  8,441,632  $  7,953,551   $ 5,037,522
                                            ============  ============   ===========

   For Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, as of September 30, 2010, which are available to offset future capital gains, if any:

                                                   CAPITAL LOSS CARRYFORWARD
                              -------------------------------------------------------------------
FUND                          2011 2012 2013 2014    2015        2016        2017        2018
----                          ---- ---- ---- ---- ----------- ----------- ----------- -----------
International Equity Fund*... $--  $--  $--  $--  $46,684,225 $25,210,425 $16,578,456 $19,381,525
Value Fund*..................  --   --   --   --           --  28,532,286  39,213,377  21,385,398
International Small-Cap Fund.  --   --   --   --           --          --   4,397,536          --

--------
* The capital loss carryforwards include realized capital losses from the acquisition of other funds. Certain losses may be subject to annual limitations imposed by the Internal Revenue Code. Therefore, it is possible that not all of the capital losses will be available for use. As of September 30, 2010, based on current tax law, the International Equity Fund and the Value Fund have $0 and $23,389,348, respectively, of capital losses that will not be available for use.

Note 8. Capital Share Transactions

   Transactions in capital shares of each class of each fund were as follows:

                                                                  INTERNATIONAL EQUITY FUND
                              ------------------------------------------------------------------------------------------------
                                                    CLASS A                                          CLASS B
                              --------------------------------------------------  --------------------------------------------
                                       FOR THE                                           FOR THE
                                  SIX MONTHS ENDED               FOR THE             SIX MONTHS ENDED           FOR THE
                                   MARCH 31, 2011              YEAR ENDED             MARCH 31, 2011           YEAR ENDED
                                     (UNAUDITED)           SEPTEMBER 30, 2010          (UNAUDITED)         SEPTEMBER 30, 2010
                              ------------------------  ------------------------  ---------------------  ---------------------
                                SHARES       AMOUNT       SHARES       AMOUNT      SHARES      AMOUNT     SHARES      AMOUNT
                              ----------  ------------  ----------  ------------  --------  -----------  --------  -----------
Shares sold (1)(2)...........  1,782,213  $ 22,455,576     574,216  $  6,716,707    24,629  $   285,544    58,701  $   630,627
Reinvested dividends.........        743         9,227      51,192       610,725        --           --        --           --
Shares redeemed (1)(2)(3)(4). (2,560,919)  (32,268,751) (2,661,759)  (30,910,633) (184,196)  (2,145,995) (462,333)  (4,945,616)
                              ----------  ------------  ----------  ------------  --------  -----------  --------  -----------
Net increase (decrease)......   (777,963) $ (9,803,948) (2,036,351) $(23,583,201) (159,567) $(1,860,451) (403,632) $(4,314,989)
                              ==========  ============  ==========  ============  ========  ===========  ========  ===========

                                                                  INTERNATIONAL EQUITY FUND
                              ------------------------------------------------------------------------------------------------
                                                    CLASS C                                          CLASS I
                              --------------------------------------------------  --------------------------------------------
                                       FOR THE                                           FOR THE
                                  SIX MONTHS ENDED               FOR THE             SIX MONTHS ENDED           FOR THE
                                   MARCH 31, 2011              YEAR ENDED             MARCH 31, 2011           YEAR ENDED
                                     (UNAUDITED)           SEPTEMBER 30, 2010          (UNAUDITED)         SEPTEMBER 30, 2010
                              ------------------------  ------------------------  ---------------------  ---------------------
                                SHARES       AMOUNT       SHARES       AMOUNT      SHARES      AMOUNT     SHARES      AMOUNT
                              ----------  ------------  ----------  ------------  --------  -----------  --------  -----------
Shares sold..................     41,205  $    479,053     196,460  $  2,168,350        --  $        --        --  $        --
Reinvested dividends.........         --            --          --            --        63          788     1,963       23,599
Shares redeemed (3)(4).......   (262,888)   (3,058,629)   (735,176)   (7,853,912)  (36,264)    (462,865) (195,442)  (2,318,844)
                              ----------  ------------  ----------  ------------  --------  -----------  --------  -----------
Net increase (decrease)......   (221,683) $ (2,579,576)   (538,716) $ (5,685,562)  (36,201) $  (462,077) (193,479) $(2,295,245)
                              ==========  ============  ==========  ============  ========  ===========  ========  ===========

--------
(1)For the six months ended March 31, 2011, includes automatic conversion of 62,068 shares of Class B shares in the amount of $720,137 to 57,222 shares of Class A shares in the amount of $720,137.
(2)For the year ended September 30, 2010, includes automatic conversion of 186,711 shares of Class B shares in the amount of $2,000,125 to 172,967 shares of Class A shares in the amount of $2,000,125.
(3)For the six months ended March 31, 2011, net of redemption fees of $385, $31, $74, and $9 for Class A, Class B, Class C and Class I shares, respectively.
(4)For the year ended September 30, 2010, net of redemption fees of $3,271, $340, $682, and $114 for Class A, Class B, Class C and Class I shares, respectively.

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2011 -- (UNAUDITED)
        (CONTINUED)


                                                                     VALUE FUND
                          ------------------------------------------------------------------------------------------------
                                                CLASS A                                          CLASS B
                          --------------------------------------------------  --------------------------------------------
                                   FOR THE                                           FOR THE
                              SIX MONTHS ENDED               FOR THE             SIX MONTHS ENDED           FOR THE
                               MARCH 31, 2011              YEAR ENDED             MARCH 31, 2011           YEAR ENDED
                                 (UNAUDITED)           SEPTEMBER 30, 2010          (UNAUDITED)         SEPTEMBER 30, 2010
                          ------------------------  ------------------------  ---------------------  ---------------------
                            SHARES       AMOUNT       SHARES       AMOUNT      SHARES      AMOUNT     SHARES      AMOUNT
                          ----------  ------------  ----------  ------------  --------  -----------  --------  -----------
Shares sold (1)(2).......  2,274,444  $ 27,670,398   3,008,057  $ 34,087,747    28,578  $   330,374    54,903  $   574,407
Shares issued in merger+.         --            --   4,993,891    54,815,779        --           --   668,744    6,871,725
Reinvested dividends.....     45,185       539,510      60,401       665,014        --           --     2,477       25,635
Shares redeemed (1)(2)... (2,997,637)  (35,380,184) (1,900,930)  (20,922,247) (353,656)  (3,959,187) (645,748)  (6,670,990)
                          ----------  ------------  ----------  ------------  --------  -----------  --------  -----------
Net increase (decrease)..   (678,008) $ (7,170,276)  6,161,419  $ 68,646,293  (325,078) $(3,628,813)   80,376  $   800,777
                          ==========  ============  ==========  ============  ========  ===========  ========  ===========

                                                          VALUE FUND
                          -------------------------------------------------------------------------
                                                CLASS C                              CLASS I
                          --------------------------------------------------  ---------------------
                                   FOR THE
                              SIX MONTHS ENDED               FOR THE                 FOR THE
                               MARCH 31, 2011              YEAR ENDED               YEAR ENDED
                                 (UNAUDITED)           SEPTEMBER 30, 2010       SEPTEMBER 30, 2010
                          ------------------------  ------------------------  ---------------------
                            SHARES       AMOUNT       SHARES       AMOUNT      SHARES      AMOUNT
                          ----------  ------------  ----------  ------------  --------  -----------
Shares sold..............     26,779  $    308,767      62,621  $    654,342        --  $        --
Shares issued in merger+.         --            --   1,711,976    17,585,830        --           --
Reinvested dividends.....         --            --       3,285        33,995        --           --
Shares redeemed..........   (346,150)   (3,898,096)   (656,831)   (6,779,281)   (1,379)     (15,201)
                          ----------  ------------  ----------  ------------  --------  -----------
Net increase (decrease)..   (319,371) $ (3,589,329)  1,121,051  $ 11,494,886    (1,379) $   (15,201)
                          ==========  ============  ==========  ============  ========  ===========

                                              VALUE FUND
                          --------------------------------------------------
                                                CLASS Z
                          --------------------------------------------------
                                   FOR THE
                              SIX MONTHS ENDED               FOR THE
                               MARCH 31, 2011              YEAR ENDED
                                 (UNAUDITED)           SEPTEMBER 30, 2010
                          ------------------------  ------------------------
                            SHARES       AMOUNT       SHARES       AMOUNT
                          ----------  ------------  ----------  ------------
Shares sold..............     53,205  $    651,862     349,552  $  4,067,931
Shares issued in merger+.         --            --          --            --
Reinvested dividends.....     19,779       248,232      18,096       209,196
Shares redeemed.......... (1,975,845)  (25,343,842)   (311,582)   (3,610,784)
                          ----------  ------------  ----------  ------------
Net increase (decrease).. (1,902,861) $(24,443,748)     56,066  $    666,343
                          ==========  ============  ==========  ============

--------
(1)For the six months ended March 31, 2011, includes automatic conversion of 133,441 shares of Class B shares in the amount of $1,535,386 to 124,940 shares of Class A shares in the amount of $1,535,386.
(2)For the year ended September 30, 2010, includes automatic conversion of 290,868 shares of Class B shares in the amount of $3,004,486 to 272,614 shares of Class A shares in the amount of $3,004,486.
+  See Note 2.

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2011 -- (UNAUDITED)
        (CONTINUED)

                                                            INTERNATIONAL SMALL-CAP FUND
                              ----------------------------------------------------------------------------------------
                                                    CLASS A                                      CLASS B
                              --------------------------------------------------  ------------------------------------
                                       FOR THE                                          FOR THE
                                  SIX MONTHS ENDED               FOR THE           SIX MONTHS ENDED        FOR THE
                                   MARCH 31, 2011              YEAR ENDED           MARCH 31, 2011       YEAR ENDED
                                     (UNAUDITED)           SEPTEMBER 30, 2010         (UNAUDITED)     SEPTEMBER 30, 2010
                              ------------------------  ------------------------  ------------------  ----------------
                                SHARES       AMOUNT       SHARES       AMOUNT      SHARES    AMOUNT   SHARES    AMOUNT
                              ----------  ------------  ----------  ------------  -------  ---------  ------   --------
Shares sold (1)(2)...........    916,909  $  8,853,218      97,885  $    816,990   13,940  $ 131,178  11,511   $ 93,001
Reinvested dividends.........     99,495       941,225     270,947     2,219,058    1,094     10,171   1,059      8,543
Shares redeemed (1)(2)(3)(4). (3,069,403)  (29,332,436) (2,148,169)  (17,909,440) (13,539)  (126,727) (8,608)   (68,960)
                              ----------  ------------  ----------  ------------  -------  ---------  ------   --------
Net increase (decrease)...... (2,052,999) $(19,537,993) (1,779,337) $(14,873,392)   1,495  $  14,622   3,962   $ 32,584
                              ==========  ============  ==========  ============  =======  =========  ======   ========

                                         INTERNATIONAL SMALL-CAP FUND
                              --------------------------------------------------
                                                    CLASS C
                              --------------------------------------------------
                                       FOR THE
                                  SIX MONTHS ENDED               FOR THE
                                   MARCH 31, 2011              YEAR ENDED
                                     (UNAUDITED)           SEPTEMBER 30, 2010
                              ------------------------  ------------------------
                                SHARES       AMOUNT       SHARES       AMOUNT
                              ----------  ------------  ----------  ------------
Shares sold..................     68,544  $    638,709      19,336  $    158,711
Reinvested dividends.........      2,763        25,672       2,062        16,643
Shares redeemed (3)(4).......     (8,127)      (76,961)    (32,616)     (264,037)
                              ----------  ------------  ----------  ------------
Net increase (decrease)......     63,180  $    587,420     (11,218) $    (88,683)
                              ==========  ============  ==========  ============

--------
(1)For the six months ended March 31, 2011, includes automatic conversion of 1,877 shares of Class B shares in the amount of $17,493 to 1,840 shares of Class A shares in the amount of $17,493.
(2)For the year ended September 30, 2010, includes automatic conversion of 1,613 shares of Class B shares in the amount of $13,086 to 1,586 shares of Class A shares in the amount of $13,086.
(3)For the six months ended March 31, 2011, net of redemption fees of $474, $5, and $15 for Class A, Class B, and Class C shares, respectively.
(4)For the year ended September 30, 2010, net of redemption fees of $660, $3, and $7 for Class A, Class B, and Class C shares, respectively.

Note 9. Line of Credit

   The SunAmerica family of mutual funds has established a $75 million committed and $50 million uncommitted line of credit with State Street Bank and Trust Company, the Funds' custodian. Interest is currently payable at the higher of the Federal Funds Rate plus 125 basis points or the London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 12.5 basis points per annum on the daily unused portion of the committed line of credit which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000. For the six months ended March 31, 2011, the following Funds had borrowings:

                          DAYS     INTEREST  AVERAGE    WEIGHTED
FUND                   OUTSTANDING CHARGES     DEBT     AVERAGE
International Equity
 Fund.................      9       $  174  $   467,009   1.49%
Value Fund............      5        3,195   15,372,361   1.49
International
 Small-Cap Fund.......     16          269      407,623   1.48

   At March 31, 2011, there were no borrowings outstanding.

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2011 -- (UNAUDITED)
        (CONTINUED)


Note 10. Interfund Lending Agreement

   Pursuant to exemptive relief granted by the SEC, the Funds are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended March 31, 2011, none of the Funds participated in this program.

Note 11. Trustees Retirement Plan

   The Trustees of the Trust have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended, for the unaffiliated Trustees. The Retirement Plan provides generally that an unaffiliated Trustee may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Trustee of any of the adopting SunAmerica mutual funds (the "Adopting Funds") or has attained the age of 60 while a Trustee and completed five (5) consecutive years of service as a Trustee of any Adopting Fund (an "Eligible Trustee"). Pursuant to the Retirement Plan, an Eligible Trustee may receive benefits upon (i) his or her death or disability while a Trustee or (ii) the termination of his or her tenure as a Trustee, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Trustee.

   As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Trustee and Participant, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Trustee's account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

   Effective December 3, 2008, the Retirement Plan was amended to, among other things, (1) freeze the Retirement Plan as to future accruals for active Participants as of December 31, 2008, (2) prohibit Disinterested Trustees from first becoming participants in the Retirement Plan after December 31, 2008 and (3) permit active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2009. The freeze on future accruals does not apply to Participants that have commenced receiving benefits under the Retirement Plan on or before December 31, 2008.

   The following amounts for the Retirement Plan Liabilities are included in the Trustee fees and expenses payable line on the Statement of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Trustees' fees and expenses line on the Statement of Operations.

                           RETIREMENT PLAN RETIREMENT PLAN RETIREMENT PLAN
                              LIABILITY        EXPENSE        PAYMENTS
                           --------------- --------------- ---------------
FUND                                    AS OF MARCH 31, 2011
----                       -----------------------------------------------
International Equity Fund.     $3,281           $116            $461
Value Fund................      6,050            153             856

Note 12. Investment Concentration

   Some of the Funds may invest internationally, including in "emerging market" countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce your risk by increasing the diversification of your investment, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities. These risks are primary risks of the International Equity Fund and International Small-Cap Fund. At March 31, 2011, the International Equity Fund and the International Small-Cap Fund had approximately 15.6% and 18.4%, respectively, of its net assets invested in equity securities of companies domiciled in Japan.

[LOGO]

HARBORSIDE FINANCIAL CENTER
3200 PLAZA 5
JERSEY CITY, NJ 07311-4992

TRUSTEES                   SHAREHOLDER SERVICING      This report is submitted
 Richard W. Grant          AGENT                      solely for the general
 Peter A. Harbeck           SunAmerica Fund           information of
 Dr. Judith L. Craven         Services, Inc.          shareholders of the
 William F. Devin           Harborside Financial      Funds. Distribution of
 Stephen J. Gutman            Center                  this report to persons
 William J. Shea            3200 Plaza 5              other than shareholders
                            Jersey City, NJ           of the Funds is
OFFICERS                      07311-4992              authorized only in
 John T. Genoy, President                             con-nection with a
   and Chief Executive     CUSTODIAN AND TRANSFER     currently effective
   Officer                 AGENT                      pro-spectus, setting
 Donna M. Handel,           State Street Bank and     forth details of the
   Treasurer                  Trust Company           Funds, which must precede
 Timothy P. Pettee, Vice    P.O. Box 5607             or accom-pany this report.
   President                Boston, MA 02110
 James Nichols, Vice                                  DELIVERY OF SHAREHOLDER
   President               VOTING PROXIES ON TRUST    DOCUMENTS
 Cynthia A. Gibbons        PORTFOLIO SECURITIES       The Funds have adopted a
   Skrehot, Vice           A description of the       policy that allows them
   President and Chief     policies and procedures    to send only one copy of
   Compliance Officer      that the Trust uses to     a Fund's prospectus,
 Gregory N. Bressler,      determine how to vote      proxy material, annual
   Chief Legal Officer     proxies relating to        report and semi-annual
   and Secretary           securities held in a       report (the "shareholder
 Gregory R. Kingston,      Fund's portfolio which is  documents") to
   Vice President and      available in the Trust's   shareholders with
   Assistant Treasurer     Statement of Additional    multiple accounts
 Kathleen Fuentes,         Information, may be        residing at the same
   Assistant Secretary     obtained without charge    "household." This
 John E. McLean,           upon request, by calling   practice is called
   Assistant Secretary     (800) 858-8850. This       householding and reduces
 Nori L. Gabert, Vice      in-formation is also       Fund expenses, which
   President and           available from the EDGAR   benefits you and other
   Assistant Secretary     database on the U.S.       shareholders. Unless the
 Matthew Hackethal,        Securities and Ex-change   Funds receive
   Anti-Money Laundering   Commission's website at    instructions to the
   Compliance Officer      http://www.sec.gov.        con-trary, you will only
 John E. Smith Jr.,                                   receive one copy of the
   Assistant Treasurer     PROXY VOTING RECORD ON     shareholder documents.
                           SUNAMERICA EQUITY FUNDS    The Funds will continue
INVESTMENT ADVISER         Information regarding how  to household the
 SunAmerica Asset          SunAmerica Equity Funds    share-holder documents
   Management Corp.        voted proxies relating to  indefinitely, until we
 Harborside Financial      securities held in         are instructed otherwise.
   Center                  SunAmerica Equity Funds    If you do not wish to
 3200 Plaza 5              during the most recent     participate in
 Jersey City, NJ           twelve month period ended  householding, please
   07311-4992              June 30 is available,      contact Shareholder
                           once filed with the U.S.   Services at (800)
DISTRIBUTOR                Securities and Exchange    858-8850 ext. 6010 or
 SunAmerica Capital        Commission, without        send a written request
   Services, Inc.          charge, upon request, by   with your name, the name
 Harborside Financial      calling (800) 858-8850 or  of your fund(s) and your
   Center                  on the U.S. Securities     account number(s) to
 3200 Plaza 5              and Exchange Commission's  SunAmerica Mutual Funds
 Jersey City, NJ           website at                 c/o BFDS, P.O. Box
   07311-4992              http://www.sec.gov.        219186, Kansas City MO,
                                                      64121-9186. We will
                           DISCLOSURE OF QUARTERLY    resume individual
                           PORTFOLIO HOLDINGS         mailings for your account
                           The Trust is required to   within thirty (30) days
                           file its complete          of receipt of your
                           schedule of portfolio      request.
                           holdings with the U.S.
                           Securities and Exchange    The accompanying report
                           Commission for its first   has not been audited by
                           and third fiscal quarters  independent accountants
                           on Form N-Q. The Trust's   and accordingly no
                           Forms N-Q are available    opinion has been
                           on the U.S. Securities     expressed thereon.
                           and Exchange Commission's
                           website at
                           http://www.sec.gov. You
                           can also review and
                           obtain copies of the
                           Forms N-Q at the U.S.
                           Securities and Exchange
                           Com-mission's Public
                           Reference Room in
                           Wash-ington, DC
                           (information on the
                           operation of Public
                           Reference Room may be
                           obtained by calling
                           1-800-SEC-0330).

                                    [GRAPHIC]


GO PAPERLESS!!

DID YOU KNOW THAT YOU HAVE THE OPTION TO
RECEIVE YOUR SHAREHOLDER REPORTS ONLINE?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

IT'S QUICK -- Fund documents will be received faster than via traditional mail.

IT'S CONVENIENT -- Elimination of bulky documents from personal files.

IT'S COST EFFECTIVE -- Reduction of your Fund's printing and mailing costs.

TO SIGN UP FOR ELECTRONIC DELIVERY, FOLLOW
THESE SIMPLE STEPS:

                   1   GO TO
                       WWW.SUNAMERICAFUNDS.COM

                   2   CLICK ON THE LINK TO "GO PAPERLESS!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.sunamericafunds.com at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

FOR INFORMATION ON RECEIVING THIS REPORT ONLINE, SEE INSIDE BACK COVER.

FUNDS DISTRIBUTED BY SUNAMERICA CAPITAL SERVICES, INC.

This fund report must be preceded by or accompanied by a prospectus.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.sunamericafunds.com. Read the prospectus carefully before investing.

WWW.SUNAMERICAFUNDS.COM

EQSAN - 3/11

[LOGO]

Item 2.  Code of Ethics.

         Not applicable.

Item 3.  Audit Committee Financial Expert.

         Not applicable.

Item 4.  Principal Accountant Fees and Services.

         Not applicable.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 299.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-
         101), or this Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270. 30a-3(c))). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12. Exhibits.

     (a)  (1) Not applicable.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b)under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Equity Funds

By: /s/ John T. Genoy
    ------------------
    John T. Genoy
    President

Date: June 6, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John T. Genoy
    ------------------
    John T. Genoy
    President

Date: June 6, 2011

By: /s/ Donna M. Handel
    -------------------
    Donna M. Handel
    Treasurer

Date: June 6, 2011